UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Alabama Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.9%
Airport & Port Revenue – 1.2%
Alabama Port Authority Docks Facility, NATL, 5.25%, 2011 (c)	$1,000,000	$1,054,740

General Obligations - General Purpose – 6.0%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,099,230
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	660,315
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	178,708
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	320,778
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	261,370
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,026,440
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	310,000	310,769
State of California, 6%, 2039	550,000	583,792
Tuscaloosa, AL, “A”, 5.125%, 2039	750,000	775,275

		$5,216,677

General Obligations - Improvement – 3.2%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,012,090
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	853,554
Guam Government, “A”, 6.75%, 2029	260,000	280,935
Guam Government, “A”, 7%, 2039	60,000	65,093
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	528,030

		$2,739,702

General Obligations - Schools – 8.3%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,052,781
Huntsville, AL, School Warrants “B”, 5%, 2029	500,000	539,155
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,682,853
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	918,623
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,038,740
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	992,600

		$7,224,752

Healthcare Revenue - Hospitals – 16.9%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$200,000	$209,352
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	750,000	759,322
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,503,930
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	777,630
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	445,455
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	700,000	615,307
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	810,030
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	312,114
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,021,880
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	436,931
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	842,249
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	1,050,000	1,109,945
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	976,540
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	270,652
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	262,000
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,069,867
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	499,980

1

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	$500,000	$468,820
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	370,000	379,716
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	445,000	441,889
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	522,200
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	548,920
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	340,000	310,437

		$14,595,166

Industrial Revenue - Other – 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$419,896

Industrial Revenue - Paper – 2.3%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$182,936
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	580,375
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	750,000	700,365
Selma, AL, Industrial Development Board, “A” (International Paper Co.), 6.7%, 2018	500,000	506,620

		$1,970,296

Miscellaneous Revenue - Other – 0.4%
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security
Administrative Building), ETM, 12.5%, 2010 (c)	$200,000	$200,594
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	370,000	118,333

		$318,927

Multi-Family Housing Revenue – 2.1%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$890,000	$883,930
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	986,352

		$1,870,282

Sales & Excise Tax Revenue – 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$400,000	$402,092

Single Family Housing - State – 1.3%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$30,000	$30,294
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	670,000	695,916
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	345,000	347,322
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	30,000	30,294

		$1,103,826

State & Local Agencies – 8.7%
Alabama Building Renovation Authority, AMBAC, 6%, 2014	$1,515,000	$1,550,360
Alabama Incentives Financing Authority Special Obligations, “A”, 5%, 2029	1,000,000	1,043,980
Alabama Public School & College Authority Rev., “A”, 5%, 2019	1,000,000	1,147,250
Alabama Public School & College Authority Rev., “A”, 5%, 2029	1,000,000	1,189,770
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	398,779

2

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Leeds Public Educational Building Authority, Educational Facilities Rev., ASSD GTY, 5.125%, 2033	$500,000	$520,855
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	155,095
Mobile, AL, Public Educational Building Authority Rev., “A”, ASSD GTY, 5%, 2033	1,500,000	1,552,920

		$7,559,009

Tax - Other – 0.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$99,603
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	31,095
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	235,000	246,694
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	65,090
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	65,521

		$508,003

Universities - Colleges – 16.3%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community
College), ASSD GTY, 5%, 2034	$1,300,000	$1,338,532
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5%, 2038	1,000,000	1,055,530
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,093,650
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,033,210
Auburn University, General Fee Rev., AGM, 5%, 2038 (f)	2,000,000	2,079,140
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	566,467
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,017,370
Troy University, Facilities Rev., “A”, ASSD GTY, 4.5%, 2028	1,000,000	993,770
University of Alabama, Birmingham Hospital Rev., “A”, NATL, 5%, 2041	1,650,000	1,644,720
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,019,880
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,032,780
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,049,620
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	156,779

		$14,081,448

Utilities - Investor Owned – 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$70,000	$78,488

Utilities - Municipal Owned – 6.5%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,038,250
Guam Power Authority Rev., AMBAC, 5%, 2018	3,500,000	3,505,180
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	146,783
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 2027	450,000	506,381
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	400,996

		$5,597,590

Utilities - Other – 1.6%
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2025	$1,000,000	$1,055,280
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	297,540

		$1,352,820

Water & Sewer Utility Revenue – 20.4%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$727,385
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,019,350
Alabama Water Pollution Control Authority, Revolving Fund Loan, 5.75%, 2019	1,000,000	1,005,540
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	750,000	728,625
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 4.75%, 2033	1,500,000	1,508,700
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	1,023,980
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,391,385

3

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	$400,000	$401,156
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 5%, 2040	1,190,000	1,226,212
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	788,700
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	413,832
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,088,860
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	185,000	222,311
Huntsville, AL, Water System Rev., AGM, 5%, 2033	1,000,000	1,057,580
Limestone County, AL, Water & Sewer Authority Water Rev., ASSD GTY, 5%, 2039	1,000,000	1,016,460
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2024	1,000,000	1,061,200
Phenix City, AL, Water & Sewer Rev., “A”, ASSD GTY, 5%, 2034	1,000,000	1,013,830
Tuscumbia, AL, Water & Sewer Rev., AGM, 4.5%, 2040	1,000,000	979,030

		$17,674,136

Total Municipal Bonds		$83,767,850

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	698,107	$698,107

Total Investments		$84,465,957

Other Assets, Less Liabilities – 2.3%		2,000,587

Net Assets – 100.0%		$86,466,544

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Alabama Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$83,767,850	$—	$83,767,850
Mutual Funds	698,107	—	—	698,107

Total Investments	$698,107	$83,767,850	$—	$84,465,957

Other Financial Instruments
Futures	$(136,741)	$—	$—	$(136,741)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$81,445,145

Gross unrealized appreciation	$3,317,184
Gross unrealized depreciation	(296,372)

Net unrealized appreciation (depreciation)	$3,020,812

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Alabama Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	33	$4,207,500	September-2010	$(116,389)
U.S. Treasury Note 10 yr (Short)	USD	9	1,102,922	September-2010	(20,352)

					$(136,741)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	583,601	5,261,245	(5,146,739)	698,107

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$944	$698,107

6

MFS® Arkansas Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.7%
Airport & Port Revenue – 0.4%
Little Rock, AR, Airport Rev., “A”, AMG, 5.25%, 2019	$800,000	$801,080

General Obligations - General Purpose – 5.2%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,522,802
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	929,872
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	332,595
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	588,969
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	384,766
Little Rock, AR, Library Construction & Improvement, 5%, 2027	500,000	532,100
Little Rock, AR, Library Construction & Improvement, 5%, 2028	500,000	529,485
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,012,380
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	436,086
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	477,091
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,248,763
State of California, 6%, 2039	1,160,000	1,231,270

		$10,226,179

General Obligations - Improvement – 0.4%
Guam Government, “A”, 6.75%, 2029	$515,000	$556,468
Guam Government, “A”, 5.25%, 2037	255,000	225,389
Guam Government, “A”, 7%, 2039	65,000	70,517

		$852,374

General Obligations - Schools – 10.0%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2013 (c)	$1,000,000	$964,750
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	1,150,000	1,080,230
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	998,228
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2012 (c)	1,200,000	1,179,228
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,911,600
Bentonville, AR, School District No. 6, “A”, 4.5%, 2037	3,000,000	3,026,460
Bentonville, AR, School District No. 6, “A”, 4.5%, 2040	3,000,000	3,017,580
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,511,025
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,424,312
Pine Bluff, AR, School District Construction, NATL, 4.75%, 2033	565,000	565,390
Pulaski, AR, Special School District Construction,, 5%, 2035	2,000,000	2,033,760
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	940,470
Van Buren, AR, School District No. 42, ST AID, 4.5%, 2031	375,000	372,975
Van Buren, AR, School District No. 42, ST AID, 4.625%, 2033	745,000	745,104

		$19,771,112

Healthcare Revenue - Hospitals – 11.1%
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	$2,955,000	$3,129,256
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	738,240
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	983,830
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), AGM, 5.25%, 2045	1,500,000	1,504,845
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	421,865
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	375,000	383,670
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	825,000	832,541
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	175,552
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	541,304
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,124,288
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,014,780

1

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	$275,000	$286,322
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	545,000	560,097
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	406,585
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	464,680
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	109,286
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,105,000	1,087,972
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	364,322
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	498,408
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	503,810
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	685,000	732,142
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	803,213
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	375,000	400,223
Sebastian County, AR, Health Facilities Board Hospital Rev., “A”, 5.25%, 2021	1,000,000	1,069,550
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	850,000	844,059
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	940,710
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,076,100
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	616,309
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	450,000	453,614

		$22,067,573

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$337,536

Industrial Revenue - Paper – 0.4%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$254,803
Pine Bluff, AR, Environmental Improvement (International Paper Co.), “A”, 5.55%, 2022	250,000	242,488
Pine Bluff, AR, Environmental Refunding (International Paper Co.), “A”, 6.7%, 2020	300,000	303,972

		$801,263

Multi-Family Housing Revenue – 0.5%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,011,040

Sales & Excise Tax Revenue – 3.6%
Bentonville, AR, Sales & Use Tax, N, AMBAC, 4.375%, 2025	$1,000,000	$999,390
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,169,560
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	1,015,282
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,730,000	1,731,851
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	815,000	868,203
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	820,000	806,388
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	475,506

		$7,066,180

2

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – 4.1%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,319,720
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	2,750,000	2,464,633
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., 7.5%, 2010 (c)	1,250,000	1,267,463

		$8,051,816

Single Family Housing - State – 5.9%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$140,000	$138,666
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,565,725
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, 5.625%, 2035	1,030,000	1,091,244
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	650,000	654,245
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	170,000	170,241
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	815,000	805,481
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,500,000	1,515,750
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	448,484
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	3,000,000	3,222,690
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM, 8.375%, 2011 (c)	1,000,000	1,079,030
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2040	1,080,000	1,079,924

		$11,771,480

State & Local Agencies – 6.7%
Arkansas Development Finance Authority Rev., AMG, 5%, 2034	$1,000,000	$1,049,030
Arkansas Development Finance Authority Rev., “A”, AGM, 5%, 2014	1,185,000	1,353,009
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	509,415
Arkansas Development Finance Authority Rev., Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	175,000	176,418
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	2,500,000	2,567,700
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,424,959
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	285,000	289,047
Farmington, AR, School District No. 6, 4.6%, 2033	635,000	643,757
Springdale, AR, Sales & Use Tax Rev., 5%, 2015	2,920,000	3,179,792

		$13,193,127

Tax - Other – 3.9%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$2,000,000	$2,202,840
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	490,000	513,741
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	67,373
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	2,790,000	3,170,500
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	811,221
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	505,000	530,129
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	135,188
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	145,286
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	136,083

		$7,712,361

3

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 1.1%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	$1,940,000	$891,546
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	2,000,000	983,440
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	245,140

		$2,120,126

Transportation - Special Tax – 1.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,370,000	$1,386,139
Commonwealth of Puerto Rico Highway & Transportation Authority, “G”, 5%, 2023	750,000	757,028
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	490,000	494,474

		$2,637,641

Universities - Colleges – 20.6%
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	$1,000,000	$1,000,780
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	1,240,000	1,257,224
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	546,355
Arkansas University Rev. (Student Fee), AMBAC, 5%, 2032	2,595,000	2,657,514
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	1,000,340
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	772,455
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,687,192
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	509,990
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	915,891
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4.75%, 2034	1,000,000	1,017,400
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	776,445
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,038,540
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	1,033,610
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,596,233
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,478,945
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,287,627
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,317,888
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,252,016
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,037,780
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,087,840
University of Arkansas, University Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,564,125
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	818,955
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	725,000	788,793
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	868,498
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	348,611
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,569,325
University of California Rev., “J”, AGM, 4.5%, 2035	1,500,000	1,445,550
University of Central Arkansas Rev., “A”, AMBAC, 5%, 2023	1,100,000	1,102,882
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,093,750

		$40,872,554

Utilities - Investor Owned – 0.9%
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	$1,000,000	$1,023,130

4

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	$750,000	$757,793

		$1,780,923

Utilities - Municipal Owned – 7.3%
Benton, AR, Public Utility Revenue, AMBAC, 5%, 2031	$1,500,000	$1,467,330
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	470,000	465,262
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	960,470
Guam Power Authority Rev., “A”, 5.5%, 2030	450,000	447,242
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	945,000	997,117
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	730,000	808,942
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	276,630
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2010	455,000	455,000
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	6,000,000	6,714,840
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	1,023,710
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	472,195
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	431,102

		$14,519,840

Utilities - Other – 0.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$300,000	$299,478
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	153,890

		$453,368

Water & Sewer Utility Revenue – 11.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$1,200,000	$1,241,496
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,088,860
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	375,000	450,630
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032 (f)	2,000,000	2,093,280
Fort Smith, AR, Water & Sewer Rev., “C”, AGM, 5.25%, 2020	1,315,000	1,366,311
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,271,920
King County, WA, Sewer Rev., 5%, 2038	1,625,000	1,686,604
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	813,983
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,105,440
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	730,380
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	3,144,420
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,770,650
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,535,000	1,629,940
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)	765,000	781,210
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	1,029,850
South Blount County, TN, Utility District Waterworks Rev., AGM, 5.25%, 2039	925,000	995,300
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,331,840

		$23,532,114

Total Municipal Bonds		$189,579,687

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	3,749,665	$3,749,665

Total Investments		$193,329,352

Other Assets, Less Liabilities – 2.4%		4,778,726

Net Assets – 100.0%		$198,108,078

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

5

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
ST AID	State Aid
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Arkansas Municipal Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$189,579,687	$—	$189,579,687
Mutual Funds	3,749,665	—	—	3,749,665

Total Investments	3,749,665	$189,579,687	$—	$193,329,352

Other Financial Instruments
Futures	$(151,304)	$—	$—	$(151,304)

For further information regarding security characteristics, see the Portfolio of Investments.

7

MFS Arkansas Municipal Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$186,081,706

Gross unrealized appreciation	$8,167,276
Gross unrealized depreciation	(919,630)

Net unrealized appreciation (depreciation)	$7,247,646

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 10 yr (Short)	USD	17	2,083,297	September-2010	$(38,442)
U.S. Treasury Bond 30 yr (Short)	USD	32	4,080,000	September-2010	(112,862)

					$(151,304)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,133,873	18,679,581	(20,063,789)	3,749,665

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,859	$3,749,665

8

MFS® California Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.7%
Airport & Port Revenue – 1.8%
Orange County, CA, Airport Rev., “A”, 5%, 2031	$1,310,000	$1,333,720
Port of Oakland, CA, “A”, NATL, 5%, 2026	2,880,000	2,738,506
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,499,184

		$6,571,410

General Obligations - General Purpose – 3.9%
State of California, 5%, 2034	$2,200,000	$2,110,746
State of California, 6%, 2039	3,000,000	3,184,320
State of California, 5.5%, 2040	4,000,000	4,053,520
State of California, AMBAC, 6.3%, 2010	3,000,000	3,025,620
State of California, AMBAC, 7%, 2010	2,000,000	2,029,680

		$14,403,886

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$85,000	$91,844
Guam Government, “A”, 5.25%, 2037	815,000	720,362
Guam Government, “A”, 7%, 2039	95,000	103,064

		$915,270

General Obligations - Schools – 15.9%
Antelope Valley, CA (Union High School), “A”, NATL, 5%, 2027	$1,400,000	$1,419,012
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2029	4,335,000	1,616,652
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	357,780
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,200,192
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	4,900,000	4,968,943
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,232,328
Colton, CA, Joint Union School District, Capital Appreciation, (Election of 2001), “C”, FGIC, 0%, 2032	1,000,000	242,350
Colton, CA, Joint Union School District, Capital Appreciation, (Election of 2001), “C”, FGIC, 0%, 2033	3,000,000	669,450
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,301,872
Desert, CA, Community College District, “C”, AGM, 5%, 2037	3,500,000	3,558,205
El Monte, CA, Union High School District, (Election of 2008), “A”, ASSD GTY, 5.5%, 2034	2,000,000	2,103,320
Escondido, CA, Union High School District, Capital Appreciation, (Election of 2008), “A”, ASSD GTY, 0%, 2034	1,000,000	598,940
Foothill-De Anza, CA, Community College District, Capital Appreciation, (Election of 1999), “B”, FGIC, 0%, 2025	1,500,000	687,975
Glendale, CA, Community College District, (Election 2002), “D”, NATL, 5%, 2031	2,710,000	2,761,246
Lake Tahoe, CA, Unified School District, Capital Appreciation, (Election of 2008), AGM, 0%, 2045	3,485,000	897,771
Long Beach, CA, Community College District, Capital Appreciation, (Election of 2008), “A”, AGM, 0%, 2028	1,375,000	483,835
Los Angeles, CA, Unified School District, “B”, AMBAC, 4.5%, 2031	3,325,000	3,080,579
Los Angeles, CA, Unified School District, “D”, 5%, 2034	2,000,000	2,002,860
Los Angeles, CA, Unified School District, “KRY”, 5.25%, 2023	4,485,000	4,884,972
Menlo Park, CA, City School District, Capital Appreciation, (Election of 2006), 0%, 2041	7,080,000	1,023,272
Menlo Park, CA, City School District, Capital Appreciation, (Election of 2006), 0%, 2044	5,000,000	1,787,150
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 2034	2,395,000	2,476,981
Moorpark, CA, Unified School District, Capital Appreciation, (Election of 2008), “A”, ASSD GTY, 0%, 2033	3,000,000	696,690
Moreland, CA, School District, Capital Appreciation, (Election of 2002), “B”, FGIC, 0%, 2028	1,440,000	509,803

1

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Napa Valley, CA, Unified School District, Capital Appreciation, (Election of 2006), “A”, 0%, 2029	$3,385,000	$1,118,946
Natomas Union School District, (Election of 2002), “B”, FGIC, 5%, 2028	1,430,000	1,398,211
Oceanside, CA, Union School District, (Election of 2000), “C”, NATL, 5.25%, 2032	1,940,000	1,964,560
Oceanside, CA, Union School District, Capital Appreciation, ASSD GTY, 0%, 2031	3,210,000	872,382
Perris, CA, Union School District, Capital Appreciation, “A”, FGIC, 0%, 2027	3,100,000	1,182,185
Sacramento, CA, City Unified School District, Capital Appreciation, AGM, 0%, 2025	5,510,000	2,345,827
San Diego, CA, Community College (Election of 2002), 5.25%, 2033	875,000	916,755
San Diego, CA, Unified School District (Election of 1998), AGM, 5.25%, 2028	1,200,000	1,327,416
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,028,707
Santa Barbara, CA, Community College District, “A”, 5.25%, 2033	2,000,000	2,114,360
Santa Monica, CA, Community College District, Capital Appreciation, (Election of 2002), “C”, NATL, 0%, 2027	2,000,000	776,520
Sausalito Marin City, CA, School District, Capital Appreciation, (Election of 2004), “B”, NATL, 0%, 2039	1,315,000	226,049
Sausalito Marin City, CA, School District, Capital Appreciation, (Election of 2004), “B”, NATL, 0%, 2040	1,400,000	225,204
Shasta, CA, Union High School District, Capital Appreciation, (Election 2001), NATL, 0%, 2027	2,020,000	736,391
Walnut Valley, CA, Union School District, Capital Appreciation, (Election of 2000), “E”, AGM, 0%, 2028	1,535,000	534,917
Washington, CA, Union School District, (Election of 1999), “A”, FGIC, 5.625%, 2021	1,000,000	1,037,840
West Contra Costa, CA, Unified School District, Capital Appreciation, (Election of 2005), “C”, ASSD GTY, 0%, 2029	1,690,000	540,327

		$58,908,775

Healthcare Revenue - Hospitals – 19.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,025,280
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 2039	1,000,000	1,096,320
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,619,895
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,049,760
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	1,002,320
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2039	2,835,000	2,697,276
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,142,680
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,050,890
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,677,060
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,750,000	1,950,270
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2036	1,000,000	982,680
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	1,000,000	1,044,180
California Health Facilities Financing Authority Rev. (Stanford Hospital), “B”, 5.25%, 2031	2,000,000	2,044,780
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,812,860
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,663,410
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,799,440

2

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	$1,000,000	$923,060
California Statewide Communities Development Authority Rev., 5%, 2035	3,300,000	3,125,331
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	1,000,000	945,040
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,103,600
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CHCLI, 5.5%, 2023	1,000,000	1,036,310
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CALHF, 5%, 2018	2,000,000	2,004,760
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2027	2,000,000	1,990,920
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	958,520
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	2,014,960
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	4,009,800
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	1,930,000	1,958,969
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.625%, 2042	2,000,000	2,006,760
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,902,680
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,749,240
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,561,110
California Valley Health Systems, COP, 6.875%, 2023 (d)	385,000	192,500
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	1,000,000	1,040,140
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	1,000,000	978,790
Northern Inyo County, CA, Local Hospital District Rev., 6.375%, 2025	835,000	846,657
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,000,000	2,139,540
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	2,000,000	1,802,040
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	2,615,990
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	984,390
Washington Township, CA, Health Care District Rev., 5%, 2018	1,000,000	1,005,330
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,050,440
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,049,500

		$71,655,478

Healthcare Revenue - Long Term Care – 2.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$2,615,000	$2,644,680
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	1,000,000	1,009,150
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,500,855
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	856,600
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,500,000	1,484,115
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	1,000,890

		$8,496,290

3

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$2,000,000	$2,007,720
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,250,000	1,263,388

		$3,271,108

Industrial Revenue - Other – 0.5%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$936,980
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	967,267

		$1,904,247

Miscellaneous Revenue - Entertainment & Tourism – 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$737,423

Miscellaneous Revenue - Other – 1.7%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$4,115,000	$4,145,533
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,348,254
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	833,220

		$6,327,007

Parking – 0.3%
San Francisco, CA, Union Square, NATL, 6%, 2020	$1,000,000	$1,051,370

Sales & Excise Tax Revenue – 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,770,000	$1,858,854

Single Family Housing - Local – 0.1%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$10,000	$10,597
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	15,000	15,744
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)	160,000	160,771

		$187,112

Single Family Housing - State – 2.4%
California Housing Finance Agency Rev., (Housing Project), “A”, 4.95%, 2036	$3,400,000	$2,776,950
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,286,089
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,498,250
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, AGM, 0%, 2019	725,000	430,715
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, NATL, 0%, 2028	2,615,000	865,251

		$8,857,255

Solid Waste Revenue – 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, LOC, 5.125%, 2014	$825,000	$825,338
South Bayside Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 6.25%, 2029	2,000,000	2,164,860

		$2,990,198

State & Agency - Other – 0.7%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$2,225,000	$2,499,298

State & Local Agencies – 13.1%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019	$725,000	$890,742
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	1,000,000	891,720
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	2,500,000	2,445,950
California Public Works Board Lease Rev., 6.25%, 2034	1,500,000	1,567,530

4

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$2,000,000	$2,028,400
California Public Works Board Lease Rev., Department of Corrections State Prison, “A”, 7.4%, 2010	5,000,000	5,045,200
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,105,260
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,577,379
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.111%, 2037	2,320,000	1,482,202
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,703,626
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,500,000	4,922,005
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2035	2,120,000	2,069,735
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,827,640
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, Capital Appreciation, “A”, AGM, 0% to 2010, 4.55% to 2022	3,000,000	2,972,700
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,050,970
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	2,610,000	2,820,105
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	1,095,000	1,103,793
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	1,000,000	977,870
San Diego, CA, Regional Building Authority Lease Rev. (County Operations Center & Annex), “A”, 5.375%, 2036	3,000,000	3,160,860
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033	3,930,000	3,933,065
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	2,170,000	2,128,076

		$48,704,828

Tax - Other – 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$466,560
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	150,294

		$616,854

Tax Assessment – 5.0%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,306,838
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,349,598
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Centeral Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,755,985
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,001,280
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,695,370
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,257,475
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,364,744
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,063,980
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,069,140
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, Capital Appreciation, NATL, 0%, 2026	4,720,000	1,656,578

		$18,520,988

5

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 3.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	$2,645,000	$3,071,586
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,170,000	2,413,930
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	8,000,000	5,690,880
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	5,000,000	252,850
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	5,000,000	485,350

		$11,914,596

Toll Roads – 0.1%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$491,700

Universities - Colleges – 9.0%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,594,305
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	973,061
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	1,986,860
California Educational Facilities Authority Rev. (Loyola Marymount University), “A”, 5.125%, 2040	1,500,000	1,471,620
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,389,700
California Educational Facilities Authority Rev. (Pepperdine University), “A”, AMBAC, 5%, 2035	4,485,000	4,527,024
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,188,340
California Educational Facilities Authority Rev. (Santa Clara University), “A”, NATL, 5%, 2027	1,340,000	1,359,738
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	624,234
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,041,270
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,402,425
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,296,764
California Educational Facilities Authority Rev. (University of The Pacific), 5.5%, 2039	1,800,000	1,847,358
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,087,100
California Public Works Board Lease Rev. (Regents University), 5%, 2034	1,500,000	1,489,575
California State University Rev., “A”, 5.25%, 2034	2,400,000	2,462,856
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	916,540
University of California Rev., “J”, AGM, 4.5%, 2035 (f)	2,900,000	2,794,730

		$33,453,500

Universities - Dormitories – 1.0%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,639,300
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	2,031,840

		$3,671,140

Universities - Secondary Schools – 1.3%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$1,300,000	$1,289,704
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,095,950
Los Angeles, CA, COP, 5.7%, 2018	1,600,000	1,604,208
San Marcos, CA, School Financing Authority Lease Rev., AGM, 5%, 2040	1,000,000	996,860

		$4,986,722

6

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – 0.7%
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	$2,500,000	$2,471,275

Utilities - Municipal Owned – 3.4%
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	$3,755,000	$3,980,375
Los Angeles, CA, Department of Water & Power Rev., “A-1”, 5.25%, 2038	3,000,000	3,163,920
Northern California Power Agency Public Power Rev., 5.85%, 2010	880,000	880,000
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,740,000	1,724,410
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,163,100
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	800,912

		$12,712,717

Utilities - Other – 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,004,188
Long Beach, CA, Bond Financing Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,215,834
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	2,565,000	2,334,073

		$6,554,095

Water & Sewer Utility Revenue – 6.3%
Brentwood, CA, Infrastructure Financing Authority Water Rev., 5.75%, 2038	$1,080,000	$1,171,228
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	1,070,000	1,230,051
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	22,121
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	23,075
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)	1,065,000	1,095,246
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, AGM, 5%, 2037	4,000,000	3,845,440
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,907,614
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	1,977,940
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,740,720
Sacramento County, CA, Sanitation District, Financing Authority Rev., NATL, 5%, 2035	960,000	981,514
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	366,821
San Diego, CA, Public Facilities Financing Authority Water Rev., “A”, 5.25%, 2038	1,500,000	1,572,270
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,759,928
Woodland, CA, Financing Authority Wastewater Rev., 5%, 2033	1,750,000	1,738,153

		$23,432,121

Total Municipal Bonds		$358,165,517

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	4,949,760	$4,949,760

Total Investments		$363,115,277

Other Assets, Less Liabilities – 2.0%		7,378,768

Net Assets – 100.0%		$370,494,045

(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $737,423, representing 0.2% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

7

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$358,165,517	$—	$358,165,517
Mutual Funds	4,949,760	—	—	4,949,760

Total Investments	$4,949,760	$358,165,517	$—	$363,115,277

Other Financial Instruments
Futures	$(703,414)	$—	$—	$(703,414)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$363,950,812

Gross unrealized appreciation	$10,612,688
Gross unrealized depreciation	(11,448,223)

Net unrealized appreciation (depreciation)	$(835,535)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

9

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	177	$22,567,500	September - 2010	$(624,268)
U.S. Treasury Note 10 yr (Short)	USD	35	4,289,141	September - 2010	(79,146)

					$(703,414)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,620,967	24,568,265	(25,239,472)	4,949,760

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,671	$4,949,760

10

MFS® Florida Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport & Port Revenue – 5.0%
Lee County, FL, Airport Rev., “A”, AGM, 5.875%, 2018	$1,000,000	$1,021,956
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, AGM, 5%, 2041	1,000,000	1,007,980
Pensacola, FL, Airport Rev., “B”, NATL, 5.625%, 2014	375,000	375,881

		$2,405,817

General Obligations - General Purpose – 5.4%
Cape Coral, FL, Special Obligation Rev., NATL, 5%, 2030	$500,000	$503,690
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), NATL, 5.5%, 2020	1,000,000	1,000,300
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,086,110

		$2,590,100

General Obligations - Schools – 6.9%
Florida Board of Education, Capital Outlay, 9.125%, 2014 (f)	$1,545,000	$1,766,290
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	502,828
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,027,760

		$3,296,878

Healthcare Revenue - Hospitals – 21.9%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$410,000	$413,182
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	105,000	108,366
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, 6.5%, 2019	1,000,000	1,083,490
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	300,000	284,676
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	122,209
Jacksonville, FL, Health Facilities Rev. (Ascension Health), “A”, 5.25%, 2032	1,000,000	1,020,890
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	489,140
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	305,000	301,547
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	514,210
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	255,145
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	30,000	29,805
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	320,000	315,069
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	225,000	230,909
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	516,300
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	983,430
Palm Beach County, FL, Health Facilities Authority Rev. (Bethesda Memorial Hospital), “A”, AGM, 5.25%, 2040	500,000	500,070
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	559,795
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	501,250
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	500,515
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	265,000	263,148
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	70,000	76,561
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	300,000	302,001
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	625,000	627,338

1

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	$320,000	$347,830
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	130,000	131,044

		$10,477,920

Healthcare Revenue - Long Term Care – 0.7%
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	$250,000	$224,115
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	150,000	116,550

		$340,665

Human Services – 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$303,219

Industrial Revenue - Chemicals – 1.5%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$508,705
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	200,432

		$709,137

Industrial Revenue - Environmental Services – 0.7%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	$300,000	$315,096

Industrial Revenue - Other – 1.4%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	$160,000	$163,688
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	504,140

		$667,828

Miscellaneous Revenue - Other – 3.1%
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	$750,000	$779,415
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	115,000	103,699
Miami-Dade County, FL, Special Obligations, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	450,200
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	190,000	163,096

		$1,496,410

Multi-Family Housing Revenue – 2.8%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$500,000	$492,230
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q- 1”, AMBAC, 5.1%, 2018	795,000	795,453
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), AGM, 4.3%, 2012	50,000	51,293

		$1,338,976

Sales & Excise Tax Revenue – 2.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	$490,000	$111,029
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	834,014

		$945,043

Single Family Housing - Local – 0.1%
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	$24,000	$25,826
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	30,000	30,294

		$56,120

2

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 1.5%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$750,000	$724,958

Solid Waste Revenue – 1.1%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$200,434
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	315,458

		$515,892

State & Local Agencies – 3.4%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$80,000	$81,136
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	1,000,000	1,043,280
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	502,215

		$1,626,631

Tax - Other – 0.3%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$133,361

Tax Assessment – 2.8%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$175,000	$123,695
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	185,000	139,472
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	115,000	77,440
Concorde Estates Community Development District, FL, “B”, 5%, 2011 (d)	180,000	81,000
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	105,000	95,376
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	15,000	14,940
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	85,000	42,500
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	80,000	76,886
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	200,000	64,160
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	100,000	92,008
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	80,000	73,391
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	35,000	34,146
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	75,000	55,375
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	60,000	54,871
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	146,696
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	125,000	106,394
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012 (d)	155,000	52,700

		$1,331,050

Tobacco – 2.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$485,000	$379,959
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,050,000	751,202
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	243,708

		$1,374,869

Universities - Colleges – 8.2%
Florida Board Regents, Housing Rev., NATL, 5.3%, 2020	$610,000	$612,727
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	1,185,000	1,203,474

3

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Florida Higher Educational Facilities, Financial Authority Rev. (Rollins College), 5%, 2037	$500,000	$501,305
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	500,000	567,780
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	1,047,060

		$3,932,346

Universities - Dormitories – 1.9%
Florida Finance Authority, Capital Loan Projects Rev., “F”, NATL, 5.125%, 2021	$1,000,000	$911,560

Utilities - Investor Owned – 1.2%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$559,390

Utilities - Municipal Owned – 4.6%
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	$400,000	$457,596
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,018,850
St. Lucie West, FL, Utility Rev., NATL, 5.25%, 2034	720,000	729,799

		$2,206,245

Water & Sewer Utility Revenue – 17.7%
Clearwater, FL, Water & Sewer Rev., “A”, 5.25%, 2039	$500,000	$526,900
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020	1,000,000	1,017,550
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039	1,000,000	1,027,360
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	1,500,000	1,546,395
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,020,950
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,044,622
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	2,115,000	2,161,805
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., 5%, 2038	125,000	130,478

		$8,476,060

Total Municipal Bonds, at Value		$46,735,571

Money Market Funds (v) – 0.7%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	325,545	$325,545

Total Investments, at Value		$47,061,116

Other Assets, Less Liabilities – 1.6%		744,635

Net Assets – 100.0%		$47,805,751

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $163,688, representing 0.34% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$46,735,571	$—	$46,735,571
Mutual Funds	325,545	—	—	325,545

Total Investments	$325,545	$46,735,571	$—	$47,061,116

Other Financial Instruments
Futures	$(39,522)	$—	$—	$(39,522)

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$47,026,564

Gross unrealized appreciation	$1,377,499
Gross unrealized depreciation	(1,342,947)

Net unrealized appreciation (depreciation)	$34,552

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	8	1,020,000	September-10	($28,215)
U.S. Treasury Note 10 yr (Short)	USD	5	612,734	September-10	(11,307)

					($39,522)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	686,491	6,368,103	(6,729,049)	325,545

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$309	$325,545

6

MFS® Georgia Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport & Port Revenue – 4.1%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$761,422
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	752,985
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,016,500
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	331,362

		$2,862,269

General Obligations - General Purpose – 4.0%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$520,115
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	521,640
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project), 5.5%, 2022	1,000,000	1,023,740
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	245,000	245,608
State of California, 6%, 2039	420,000	445,805

		$2,756,908

General Obligations - Improvement – 0.4%
Guam Government, “A”, 6.75%, 2029	$185,000	$199,896
Guam Government, “A”, 5.25%, 2037	100,000	88,388
Guam Government, “A”, 7%, 2039	25,000	27,122

		$315,406

General Obligations - Schools – 2.5%
Fayette County, GA, School District Rev., Capital Appreciation, AGM, 0% to 2010, 4.9% to 2024	$575,000	$594,906
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,117,800

		$1,712,706

Healthcare Revenue - Hospitals – 13.5%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$778,763
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	357,948
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	191,782
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	552,950
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	494,930
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	775,155
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	351,554
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Healthcare), “A”, 5.25%, 2034	500,000	481,000
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	321,747
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	500,000	492,315
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	67,123
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	212,276
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	205,540
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	138,960
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	39,740
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	400,000	393,836
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	133,414

1

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	$180,000	$183,089
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	757,590
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	315,000	312,798
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	110,000	113,180
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold), 5.375%, 2040	500,000	491,365
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	504,245
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	228,883
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	418,483
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	237,393
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	165,000	166,325

		$9,402,384

Healthcare Revenue - Long Term Care – 2.0%
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	$750,000	$764,985
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	150,000	109,367
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	150,000	134,931
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	204,948
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	160,456

		$1,374,687

Industrial Revenue - Environmental Services – 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$539,295

Industrial Revenue - Other – 1.3%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser- Busch Project), 5.95%, 2032	$750,000	$757,440
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	161,211

		$918,651

Industrial Revenue - Paper – 1.2%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$147,495
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	139,696
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	552,080

		$839,271

Miscellaneous Revenue - Other – 0.3%
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	$305,000	$82,286
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	295,000	94,347

		$176,633

2

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 1.3%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$900,000	$900,531

Sales & Excise Tax Revenue – 3.7%
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037 (f)	$1,500,000	$1,567,380
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	281,464
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	285,000	303,605
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	285,000	280,269
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	650,000	147,284

		$2,580,002

Single Family Housing Revenue - Local – 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 2040	$500,000	$505,355

Single Family Housing - State – 5.2%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$1,003,550
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	530,000	532,237
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.375%, 2039	825,000	852,431
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	758,745
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	507,795

		$3,654,758

State & Agency - Other – 6.0%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	$1,000,000	$976,440
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	168,595
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,027,750
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,024,840

		$4,197,625

State & Local Agencies – 2.6%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$105,000	$106,491
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	1,000,000	1,054,190
Gilmer County, GA, Building Authority Rev., Courthouse Project, “A”, SYNCORA, 5%, 2029	500,000	512,665
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	123,006

		$1,796,352

Tax - Other – 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$78,634
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	25,913
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	295,000	312,824
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	180,000	188,957
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	50,070
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	50,401

		$706,799

Tax Assessment – 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$145,503
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	109,167

		$254,670

Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$76,215

3

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$90,000	$70,508

		$146,723

Transportation - Special Tax – 1.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$475,000	$480,596
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	185,000	206,913

		$687,509

Universities - Colleges – 21.6%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$532,265
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2024	250,000	224,675
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2031	250,000	211,200
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	517,590
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	509,895
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	501,870
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	492,470
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	504,215
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,109,690
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	752,340
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	520,335
Dekalb Newton & Gwinnett Counties Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	552,595
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	980,000	1,012,497
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	270,337
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), SYNCORA, 5%, 2032	500,000	517,975
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,018,360
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	250,000	258,987
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	325,176
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	430,000	442,874
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	99,041
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	555,000	660,689
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	313,519
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	545,735
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5%, 2038	1,000,000	1,052,580
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5.25%, 2039	500,000	539,920
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	517,620

4

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
South Regional, GA, Joint Development Authority Rev. (VSU Auxiliary Student Services), “A”, ASSD GTY, 5%, 2036	$1,000,000	$1,028,720

		$15,033,170

Universities - Dormitories – 0.7%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$498,385

Utilities - Investor Owned – 0.3%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$160,000	$179,400

Utilities - Municipal Owned – 5.6%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,448,400
Guam Power Authority Rev., “A”, 5.5%, 2030	160,000	159,019
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	300,000	332,442
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	112,910
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,076,680
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	431,102
Summerville, GA, Public Utility Rev., 5.75%, 2012 (c)	350,000	380,646

		$3,941,199

Utilities - Other – 1.0%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	$250,000	$250,505
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	250,958
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	226,937

		$728,400

Water & Sewer Utility Revenue – 15.9%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$549,670
Atlanta, GA, Water & Wastewater Rev., AGM, 5%, 2037	870,000	883,433
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	1,000,000	1,032,060
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	867,824
Cherokee County, GA, Water & Sewer Authority Rev., AGM, 5%, 2035	1,000,000	1,046,580
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,044,430
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	145,000	174,244
Fairburn, GA, Combined Utility Rev., 5.75%, 2010 (c)	500,000	511,325
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	1,830,000	2,022,205
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,164,930
Walton County, GA, Water & Sewer Authority Rev. (Oconee-Hard Creek), AGM, 5%, 2038	750,000	786,060
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), AGM, 5%, 2038	1,000,000	1,040,850

		$11,123,611

Total Municipal Bonds		$67,832,699

Money Market Funds (v) – 2.8%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	1,992,093	$1,992,093

Total Investments		$69,824,792

Other Assets, Less Liabilities – (0.1)%		(78,854)

Net Assets – 100.0%		$69,745,938

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

5

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$67,832,699	$—	$67,832,699
Mutual Funds	1,992,093	—	—	1,992,093

Total Investments	$1,992,093	$67,832,699	$—	$69,824,792

Other Financial Instruments
Futures	$(100,476)	$—	$—	$(100,476)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$67,313,460

Gross unrealized appreciation	$2,780,676
Gross unrealized depreciation	(269,344)

Net unrealized appreciation (depreciation)	$2,511,332

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	7	$857,828	September-2010	$(15,829)
U.S. Treasury Bond 30 yr (Short)	USD	24	3,060,000	September-2010	(84,647)

					$(100,476)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,465,795	5,929,029	(5,402,731)	1,992,093

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,040	$1,992,093

8

MFS® Maryland Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.7%
Airport & Port Revenue – 0.5%
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	$550,000	$559,521

General Obligations - General Purpose – 9.9%
Baltimore, MD, Public Improvement, “A”, AGM, 5%, 2027	$1,050,000	$1,150,401
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	258,133
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	436,468
Maryland State & Local Facilities, 5%, 2020	3,500,000	4,014,850
Maryland State & Local Facilities, “C”, 5%, 2019 (f)	2,000,000	2,382,160
Maryland State, “B”, 5%, 2018	2,000,000	2,366,100
State of California, 6%, 2039	720,000	764,237

		$11,372,349

General Obligations - Improvement – 0.1%
Guam Government, “A”, 6.75%, 2029	$70,000	$75,636
Guam Government, “A”, 7%, 2039	80,000	86,790

		$162,426

Healthcare Revenue - Hospitals – 24.3%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$590,000	$592,620
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	366,176
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	830,000	860,054
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	591,865
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	632,755
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	508,025
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,000,000	1,148,060
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	995,370
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,018,220
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	1,018,680
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	250,419
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	673,515
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	928,900
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), 5%, 2040	1,000,000	1,021,810
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	755,723
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	753,803
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	968,976
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	569,297
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	2,000,000	2,065,720
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	816,728
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	731,265
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	1,002,550

1

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	$1,000,000	$1,083,090
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	1,012,230
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	495,770
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	1,011,810
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	501,275
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	502,105
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 10.952%, 2022 (p)	1,300,000	1,574,482
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	64,578
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	685,000	674,444
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	506,080
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	480,000	492,605
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	449,860
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	575,000	570,981
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	200,000	205,782
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	470,000	486,083

		$27,901,706

Healthcare Revenue - Long Term Care – 1.0%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$353,644
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	221,988
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	214,965
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	172,047
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	55,718
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	86,133

		$1,104,495

Healthcare Revenue - Other – 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$230,000	$234,819
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	540,287

		$775,106

Industrial Revenue - Chemicals – 1.3%
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales (Dupont), “B”, 6.5%, 2011	$1,500,000	$1,503,510

Industrial Revenue - Environmental Services – 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$698,011

2

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$377,839

Miscellaneous Revenue - Other – 1.4%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,623,696

Multi-Family Housing Revenue – 3.4%
Maryland Community Development Administration (Waters Landing II Apartments), “A”, FRN, GNMA, 5.875%, 2033	$1,500,000	$1,524,675
Maryland Community Development Administration, “A”, 5.05%, 2047	1,000,000	953,420
Maryland Community Development Administration, “B”, FNMA, 5%, 2039	500,000	485,945
Maryland Community Development Administration, “D”, 5%, 2032	1,000,000	975,250

		$3,939,290

Parking – 2.0%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,284,657
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	1,000,000	1,022,730

		$2,307,387

Sales & Excise Tax Revenue – 1.9%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$336,752
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	520,000	546,104
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,060,000	1,061,134
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,100,000	249,249

		$2,193,239

Single Family Housing Revenue - Local – 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$25,000	$25,233

Single Family Housing - State – 4.5%
Maryland Community Development Administration Housing, 5.65%, 2048	$840,000	$880,715
Maryland Community Development Administration Housing, “A”, 5.875%, 2016	660,000	660,257
Maryland Community Development Administration Residential, “B”, 4.75%, 2019	225,000	225,821
Maryland Community Development Administration, “I”, 6%, 2041	670,000	707,835
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	1,500,000	1,521,975
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	962,580
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	155,000	155,744

		$5,114,927

State & Agency - Other – 2.9%
Howard County, MD, COP, 8%, 2019	$805,000	$1,137,062
Howard County, MD, COP, 8%, 2019	385,000	543,812
Howard County, MD, COP, 8%, 2019	680,000	960,500
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	652,558

		$3,293,932

State & Local Agencies – 1.8%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$170,000	$172,414
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	420,000	444,196
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	192,532
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016	1,040,000	1,216,176

		$2,025,318

3

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 2.5%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,500,000	$1,652,130
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	325,000	340,746
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,643
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	540,814
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	285,000	299,182

		$2,879,515

Tax Assessment – 2.3%
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029	$1,555,000	$1,666,182
Baltimore, MD, Special Obligation, “A”, 7%, 2038	400,000	404,396
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	246,000	168,963
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	448,305

		$2,687,846

Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$135,493
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	160,000	125,347
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	416,856
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	295,000	192,723
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	155,000	148,594

		$1,019,013

Toll Roads – 1.9%
Maryland Transportation Authority Facilities Projects Rev., AGM, 5%, 2037	$2,000,000	$2,122,920

Transportation - Special Tax – 4.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,463,812
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	735,000	743,658
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,796,098
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	556,329
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	512,339

		$5,072,236

Universities - Colleges – 11.3%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$180,000	$180,524
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,641,248
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	871,220
Maryland Health & Higher Education (Loyola College), “A”, 5%, 2040	1,000,000	1,005,870
Maryland Health & Higher Education (Maryland Institute College of Art), 5%, 2030	750,000	748,088
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	512,865
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,037,420
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,615,584
Morgan State University, MD, Academic, NATL, 6.05%, 2015	1,500,000	1,680,405
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	547,234
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,109,380
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	988,300

		$12,938,138

Universities - Dormitories – 1.7%
Maryland Economic Development Corp., Collegiate Housing (Salisbury), “A”, 6%, 2019	$1,000,000	$963,260

4

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	$1,000,000	$994,240

		$1,957,500

Universities - Secondary Schools – 0.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	$500,000	$224,375
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	379,240

		$603,615

Utilities - Investor Owned – 1.1%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$579,360
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	385,000	428,705
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	275,000	308,344

		$1,316,409

Utilities - Municipal Owned – 3.6%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$3,360,000	$3,372,499
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	540,000	598,396
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	208,883

		$4,179,778

Utilities - Other – 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$400,000	$403,444
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	194,661
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	99,284
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	138,419
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	231,581

		$1,067,389

Water & Sewer Utility Revenue – 7.0%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.415%, 2020 (p)	$3,000,000	$4,000,500
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,333,500
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	413,832
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,044,430
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	288,403

		$8,080,665

Total Municipal Bonds		$108,903,009

Money Market Funds (v) – 3.1%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	3,534,366	$3,534,366

Total Investments		$112,437,375

Other Assets, Less Liabilities – 2.2%		2,585,134

Net Assets – 100.0%		$115,022,509

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

5

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Inverse Floaters
LEVRRS	Leveraged Reverse Rate Security
RIBS	Residual Interest Bonds

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Maryland Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$108,903,009	$—	$108,903,009
Mutual Funds	3,534,366	—	—	3,534,366

Total Investments	$3,534,366	$108,903,009	$—	$112,437,375

Other Financial Instruments
Futures	$(194,167)	$—	$—	$(194,167)

For further information regarding security characteristics, see the Portfolio of Investments

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$108,291,138

Gross unrealized appreciation	$5,564,868
Gross unrealized depreciation	(1,418,631)

Net unrealized appreciation (depreciation)	$4,146,237

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS Maryland Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(3) Derivative Contracts at 6/30/10

Future Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	48	$6,120,000	September-2010	$(169,293)
U.S. Treasury Note 10 yr (Short)	USD	11	1,348,016	September-2010	(24,874)

					$(194,167)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,201,518	6,906,068	(4,573,220)	3,534,366

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,255	$3,534,366

8

MFS® Massachusetts Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport & Port Revenue – 0.7%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,294,184
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	330,000	389,120

		$1,683,304

General Obligations - General Purpose – 4.7%
Commonwealth of Massachusetts, “A”, 5%, 2032	$3,000,000	$3,191,760
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	2,892,225
Massachusetts Consolidated Loan, “C”, 5.75%, 2010 (c)	1,500,000	1,518,975
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	925,000	927,294
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	685,277
State of California, 6%, 2039	1,555,000	1,650,539
State of Massachusetts, “A”, 5%, 2039	1,000,000	1,054,510

		$11,920,580

General Obligations - Improvement – 0.5%
Guam Government, “A”, 6.75%, 2029	$685,000	$740,156
Guam Government, “A”, 5.25%, 2037	395,000	349,133
Guam Government, “A”, 7%, 2039	75,000	81,366

		$1,170,655

Healthcare Revenue - Hospitals – 15.9%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$1,315,000	$1,320,839
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	1,000,000	1,016,590
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	765,637
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	535,252
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,166,642
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), “C”, 6.375%, 2016	50,000	50,618
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	16,480
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	2,000,000	2,034,820
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	532,460
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	1,372,316
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	912,740
Massachusetts Health & Educational Facilities Authority Rev. (Cape Cod Healthcare Obligation), 5%, 2031	1,000,000	996,040
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	20,408
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,753,479
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,563,210
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,060,970
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	62,860
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	806,353
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,275,789

1

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	$1,550,000	$1,551,736
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,428,135
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	887,600
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	48,697
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	1,017,243
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	102,568
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	2,032,980
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J-1”, 5%, 2039	2,000,000	2,020,180
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,000,000	885,260
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	744,144
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	1,001,430
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	981,970
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,015,790
Massachusetts Health & Educational Facilities Authority Rev., “C”, FGIC, 4.5%, 2035	1,045,000	922,745
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical Research), “A”, 0%, 2010	5,300,000	5,297,403
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	666,240
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	55,723
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	176,571
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	423,827
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,472,844
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	835,441

		$40,832,030

Healthcare Revenue - Long Term Care – 1.0%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$433,945
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	528,586
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	359,765
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	531,452
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	500,000	517,795
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,841
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	137,496

		$2,529,880

2

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Other – 1.6%
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	$2,000,000	$1,954,920
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	2,000,000	2,063,580

		$4,018,500

Industrial Revenue - Airlines – 1.2%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, NATL, 5.625%, 2011	$1,140,000	$1,139,966
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	1,900,000	1,801,675

		$2,941,641

Industrial Revenue - Environmental Services – 0.3%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$796,530

Industrial Revenue - Other – 1.7%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,693,861
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,105,229
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	599,504

		$4,398,594

Miscellaneous Revenue - Other – 2.6%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$796,108
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,409,995
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,620,495
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,042,520
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	1,100,000	351,802
Miami-Dade County, FL, Special Obligation, Capital Appreciation,”B”, NATL, 0%, 2030	1,125,000	303,514

		$6,524,434

Multi-Family Housing Revenue – 4.8%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,192,466
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,525,900
Massachusetts Housing Finance Agency Rev., “A”, AMBAC, 5.5%, 2040	1,565,000	1,306,008
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	963,240
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,726,603
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	701,863
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,249,263
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,366,912
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,375,000	1,376,540

		$12,408,795

Sales & Excise Tax Revenue –7.2%
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	$6,000,000	$1,801,260
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5.25%, 2031	2,000,000	2,300,120
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,163,686
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2020	3,375,000	4,016,453
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2033	1,000,000	1,147,390
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,052,080

3

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	$950,000	$954,551
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,050,000	1,102,710
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	705,000	705,754
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	1,070,000	1,139,850
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,060,000	1,042,404

		$18,426,258

Single Family Housing Revenue - Local – 1.2%
Boston Housing Authority Capital Program Rev., AGM, 5%, 2028	$3,000,000	$3,179,310

Single Family Housing - State – 2.5%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,478,295
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,597,310
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,180,000	1,137,426
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	2,000,000	2,076,880

		$6,289,911

Solid Waste Revenue – 0.8%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$300,000	$303,204
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,813,427

		$2,116,631

State & Agency - Other – 0.6%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,454,398

State & Local Agencies – 4.3%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.111%, 2037	$1,370,000	$875,266
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5.25%, 2023	1,000,000	1,046,270
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	2,144,773
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	4,991,152
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,823,993

		$10,881,454

Student Loan Revenue – 3.4%
Massachusetts Educational Financing Authority Education Loan Rev., “I”, 6%, 2028	$1,500,000	$1,575,195
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	91,117
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,420,000	2,589,787
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,198,510
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,365,739

		$8,820,348

Tax - Other – 2.2%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,650,000	$1,817,343
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	260,000	272,597
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	88,103
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,795,171
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,113,441

4

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	$600,000	$658,326

		$5,744,981

Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$315,000	$266,751
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	320,000	250,694
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	410,000	293,326
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	338,124
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	1,560,000	992,425

		$2,141,320

Toll Roads – 1.8%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2026	$2,500,000	$2,629,150
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2035	2,000,000	2,098,560

		$4,727,710

Universities - Colleges – 24.3%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,088,969
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	2,500,000	2,586,325
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	1,500,000	1,560,675
Massachusetts Development Finance Agency Rev. (Brandeis University), “N”, 5%, 2039	3,000,000	3,129,360
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-1”, 5%, 2035	1,000,000	1,021,450
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,842,620
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 2040	3,000,000	2,910,000
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	1,004,370
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,038,760
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	1,942,880
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	4,250,000	4,296,708
Massachusetts Development Finance Agency Rev. (Pharmacy & Allied Health Sciences), 5.75%, 2013 (c)	1,000,000	1,151,030
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,365,718
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,500,000	2,590,250
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,258,344
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,428,960
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 2040	1,000,000	1,006,270
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	1,000,000	1,009,690
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	2,016,760
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,054,795
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,681,065
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,050,400

5

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	$2,000,000	$2,117,100
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,190,430
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,517,880
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	567,065
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	2,500,000	2,525,850
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.75%, 2026	750,000	787,485
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	263,095
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	676,026
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	316,200
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,115,380
Massachusetts Health & Educational Facilities Authority Rev. (Tufts University), 5.375%, 2038	850,000	921,035
Massachusetts Health & Educational Facilities Authority Rev. (UMass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,023,552
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.85%, 2010 (c)	1,200,000	1,227,600
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	2,000,000	2,001,480
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,043,040
Massachusetts Industrial Finance Agency Rev. (Brandeis University), Capital Appreciation, “C”, NATL, 0%, 2011	500,000	490,730
Massachusetts Industrial Finance Agency Rev. (Brandeis University), Capital Appreciation, “C”, NATL, 0%, 2010	1,000,000	998,210
University of Massachusetts Building Authority Project Rev., 5%, 2034	1,000,000	1,047,880
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	250,000	252,848
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	250,000	252,663

		$62,370,948

Universities - Secondary Schools – 3.4%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$1,080,000	$1,034,608
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	952,660
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,114,813
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	1,000,000	1,006,820
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	515,435
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2035	2,000,000	2,087,300
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	2,005,940

		$8,717,576

Utilities - Investor Owned – 1.0%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,067,580
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	775,000	862,978
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	560,000	627,900

		$2,558,458

6

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 2.5%
Guam Power Authority Rev., “A”, 5.5%, 2030	$590,000	$586,383
Long Island Power Authority, Electric Systems Rev., “C”, AGM, 5%, 2035	1,480,000	1,528,944
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	725,000	740,609
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 2027	1,365,000	1,536,021
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	2,100,000	2,081,184

		$6,473,141

Utilities - Other –0.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$805,000	$811,931
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	404,295
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	208,496
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	473,016

		$1,897,738

Water & Sewer Utility Revenue – 5.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$2,103,460
King County, WA, Sewer Rev., 5%, 2038	1,000,000	1,037,910
Massachusetts Water Pollution Abatement Trust, 5.25%, 2030 (f)	2,310,000	2,751,972
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,357,540
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,072
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	167,418
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	150,501
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	76,683
Massachusetts Water Resources Authority, General Rev., “A”, FGIC, 6%, 2010 (c)	1,000,000	1,013,950
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	1,866,924
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 2034	655,000	696,704
Massachusetts Water Resources Authority, General Rev., “J”, AGM, 5%, 2023	500,000	528,685
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	760,725

		$13,537,544

Total Municipal Bonds		$248,562,669

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	2,192,682	$2,192,682

Total Investments		$250,755,351

Other Assets, Less Liabilities – 2.1%		5,488,459

Net Assets – 100.0%		$256,243,810

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$248,562,669	$—	$248,562,669
Mutual Funds	2,192,682	—	—	2,192,682

Total Investments	$2,192,682	$248,562,669	$—	$250,755,351

Other Financial Instruments
Futures	$(465,657)	$—	$—	$(465,657)

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$239,117,047

Gross unrealized appreciation	$12,973,599
Gross unrealized depreciation	(1,335,295)

Net unrealized appreciation (depreciation)	$11,638,304

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	25	3,063,672	September-2010	$(56,532)
U.S. Treasury Note 30 yr (Short)	USD	116	14,790,000	September-2010	(409,125)

					$(465,657)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	144,713	23,231,640	(21,183,671)	2,192,682

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,138	$2,192,682

9

MFS® Mississippi Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.3%
Airport & Port Revenue – 1.3%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,539,120

General Obligations - General Purpose – 9.0%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$459,882
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	218,420
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	383,881
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	3,501,621
Hinds County, MS, NATL, 6.25%, 2011	1,285,000	1,332,558
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	724,247
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,900,000	2,031,917
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	410,000	411,017
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	379,451
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	420,294
State of California, 6%, 2039	700,000	743,008

		$10,606,296

General Obligations - Improvement – 0.4%
Guam Government, “A”, 6.75%, 2029	$35,000	$37,818
Guam Government, “A”, 5.25%, 2037	155,000	137,001
Guam Government, “A”, 7%, 2039	40,000	43,395
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	235,000	198,488

		$416,702

General Obligations - Schools – 2.2%
Biloxi, MS, Public School District, NATL, 5%, 2021	$1,000,000	$1,034,230
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2022	2,000,000	1,063,320
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2023	1,000,000	497,530

		$2,595,080

Healthcare Revenue - Hospitals – 12.4%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$375,000	$372,484
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	2,250,000	2,257,785
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,003,520
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	503,180
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	760,000	762,272
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	108,429
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	344,949
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	705,000	730,528
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	170,000	176,999
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	316,378
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,027,840
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	1,013,370
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), AGM, 5.625%, 2011 (c)	1,000,000	1,035,130
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	1,009,660
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	453,430
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	248,950
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	244,898

1

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$215,000	$220,646
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	559,438
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	520,000	516,365
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	147,654
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	180,000	185,204
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	80,260
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	198,501
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	695,661
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	430,000	392,612

		$14,606,143

Industrial Revenue - Environmental Services – 0.2%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (b)	$250,000	$253,588

Industrial Revenue - Other – 0.6%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$464,575
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	211,590

		$676,165

Industrial Revenue - Paper – 1.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$827,258
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	747,158

		$1,574,416

Miscellaneous Revenue - Entertainment & Tourism – 0.7%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$850,000	$800,454

Multi-Family Housing Revenue – 0.9%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 3.4%, 2037	$150,000	$94,467
Mississippi Home Corp., Multifamily Rev. (Providence Place of Sanitobia LLC), GNMA, 5.35%, 2048	1,000,000	1,009,720

		$1,104,187

Sales & Excise Tax Revenue – 1.8%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$750,000	$877,170
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	723,766
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,085,000	245,850
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	315,000	315,337

		$2,162,123

Single Family Housing - Other – 1.2%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	$1,500,000	$1,416,675

Single Family Housing - State – 3.1%
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.3%, 2034	$240,000	$247,051
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	120,000	125,800
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 2039	390,000	405,175
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	365,000	366,146

2

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	$120,000	$127,726
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	405,000	406,976
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	230,000	248,416
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	250,000	264,355
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	425,000	427,754
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	135,000	140,422
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	904,910

		$3,664,731

State & Agency - Other – 0.9%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,045,310

State & Local Agencies – 16.1%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$175,000	$177,485
Lamar County, MS (Jail Project), NATL, 5.1%, 2021	430,000	439,013
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	190,000	203,228
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,021,080
Mississippi Development Bank Special Obligation, 5%, 2023	750,000	750,293
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,373,618
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,050,060
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,168,429
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	1,550,000	1,664,793
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	1,000,000	1,092,740
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,017,010
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	791,445
Mississippi Development Bank Special Obligation (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,398,978
Mississippi Development Bank Special Obligation (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,021,080
Mississippi Development Bank Special Obligation (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	934,041
Mississippi Development Bank Special Obligation (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,050,780
Mississippi Development Bank Special Obligation (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	863,963
Mississippi Development Bank Special Obligation (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,590,181
Mississippi Development Bank Special Obligation (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	802,914
Mississippi Development Bank Special Obligation, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	522,320

		$18,933,451

Tax - Other – 2.0%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,250,000	$1,376,775
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	125,000	131,056
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	41,460
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	120,008
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	138,490

3

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	$295,000	$309,679
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	85,000	85,118
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	92,014
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	85,682

		$2,380,282

Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$127,025
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	150,000	117,513
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	190,000	135,932
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	364,749
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	295,000	192,724

		$937,943

Transportation - Special Tax – 2.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$1,217,163
Mississippi Development Bank Special Obligation, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,311,042

		$2,528,205

Universities - Colleges – 19.8%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,036,530
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	960,710
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), 5%, 2034 (b)	475,000	489,421
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,531,644
Jackson State University, Educational Building Corp. Rev. (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	814,178
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,000,000	1,026,910
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,095,196
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), 5%, 2034	1,000,000	1,017,210
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,100,480
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,034,570
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	254,133
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction), “A-1”, 5.25%, 2033	400,000	427,968
Mississippi Valley State University, Educational Building Corp. Rev., NATL, 5.5%, 2010 (c)	890,000	913,567
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	1,945,380
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	875,000	919,809
University of California Rev., “J”, AGM, 4.5%, 2035	985,000	949,245
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,565,730
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 2034	715,000	719,776
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	503,060
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	776,978

4

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	$1,000,000	$1,075,870
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,036,260

		$23,194,625

Utilities - Investor Owned – 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$370,000	$412,002
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	265,000	297,131

		$709,133

Utilities - Municipal Owned – 7.1%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,004,250
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	485,000	537,448
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	175,011
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	997,140
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	159,580
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	102,798
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	499,962
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	988,180
Mississippi Development Bank Special Obligation (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,055,198
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,040,990
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 2027	570,000	641,415
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	1,000,000	1,093,490

		$8,295,462

Utilities - Other – 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$375,000	$378,229
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	184,678
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	94,320

		$657,227

Water & Sewer Utility Revenue – 10.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$413,832
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,088,860
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	288,403
Grenada, MS, Mississippi Development Bank Special Obligation (Water & Sewer Systems Project), “N”, AGM, 5%, 2030	1,000,000	1,019,940
Mississippi Development Bank Special Obligation (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,359,649
Mississippi Development Bank Special Obligation (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,684,463
Mississippi Development Bank Special Obligation (Gulfport Water & Sewer Project), AGM, 5.625%, 2012 (c)	500,000	559,200
Mississippi Development Bank Special Obligation (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,174,180
Mississippi Development Bank Special Obligation (Jackson Water & Sewer System Project), AGM, 5%, 2029 (f)	2,000,000	2,072,620
Mississippi Development Bank Special Obligation (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	252,880

		$11,914,027

Total Municipal Bonds		$112,011,345

5

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 3.3%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	3,831,700	$3,831,700

Total Investments		$115,843,045

Other Assets, Less Liabilities – 1.4%		1,654,263

Net Assets – 100.0%		$117,497,308

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$112,011,345	$—	$112,011,345
Mutual Funds	3,831,700	—	—	3,831,700

Total Investments	$3,831,700	$112,011,345	$—	$115,843,045

Other Financial Instruments
Futures	$(22,613)	$—	$—	$(22,613)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$111,586,323

Gross unrealized appreciation	$4,886,126
Gross unrealized depreciation	(629,404)

Net unrealized appreciation (depreciation)	$4,256,722

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	10	$1,225,469	September-2010	$(22,613)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,617,861	8,668,003	(6,454,164)	3,831,700

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,083	$3,831,700

8

MFS® Municipal Income Fund

6/30/10
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.1%
Airport & Port Revenue – 0.5%
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	$2,195,000	$2,249,112
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	795,000	805,621
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	1,535,000	1,561,571
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	1,460,000	1,721,559
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International
Airport), NATL, 5.875%, 2013	1,485,000	1,496,435
Oklahoma City, OK, Airport Trust, “B”, AGM, 5.75%, 2017	1,080,000	1,093,532

		$8,927,830

General Obligations - General Purpose – 4.0%
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	$5,000	$5,934
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,621,841
Country Club Hills, IL, NATL, 5%, 2031	3,170,000	3,284,469
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,033,790
Detroit, MI, 5.25%, 2035	5,000,000	4,944,350
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,294,500
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	2,065,660
State of California, 6.5%, 2033	4,000,000	4,489,320
State of California, 6%, 2039	3,000,000	3,184,320
State of California, 5.5%, 2040	1,875,000	1,900,088
State of Washington, 6%, 2012	4,360,000	4,803,892
State of Washington, “A”, NATL, 5%, 2033	5,000,000	5,262,050
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,427,567

		$65,317,781

General Obligations - Improvement – 1.7%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,012,090
Guam Government, “A”, 6.75%, 2029	1,610,000	1,739,637
Guam Government, “A”, 7%, 2039	1,670,000	1,811,750
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, SYNCORA, 7%, 2021	10,185,000	12,306,026
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, SYNCORA, 6.1%, 2013	10,200,000	11,023,548

		$27,893,051

General Obligations - Schools – 6.1%
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2031	$2,010,000	$656,768
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2032	2,035,000	623,809
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2033	4,070,000	1,169,352
Chicago, IL, Board of Education, NATL, 6.25%, 2015	20,295,000	22,458,244
Escondido, CA, Union High School District, Capital Appreciation, (Election of 2008), “A”, ASSD GTY, 0%, 2030	4,495,000	1,356,366
Escondido, CA, Union High School District, Capital Appreciation, (Election of 2008), “A”, ASSD GTY, 0%, 2031	4,015,000	1,125,123
Escondido, CA, Union High School District, Capital Appreciation, (Election of 2008), “A”, ASSD GTY, 0%, 2032	2,825,000	737,325
Escondido, CA, Union High School District, Capital Appreciation, (Election of 2008), “A”, ASSD GTY, 0%, 2033	2,785,000	676,337
Ferris, TX, Independent School District, PSF, 5.5%, 2034	3,000,000	3,088,140
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,030,000	1,177,527
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	333,124
Fresno, CA, Unified School District, NATL, 6.55%, 2020	1,225,000	1,352,841
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,019,320
Grand Blanc, MI, Community Schools (School Building & Site), AGM, 5%, 2028	1,000,000	1,040,070

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Hartnell, CA, Community College District, Capital Appreciation, (Election of 2002), “D”, 0%, 2039	$9,645,000	$1,265,328
Kane, Cook & DuPage Counties, IL, AGM, 6.375%, 2011 (c)	1,245,000	1,281,466
Kane, Cook & DuPage Counties, IL, AGM, 6.5%, 2011 (c)	1,345,000	1,385,202
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	751,053
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,355,666
Lake Tahoe, CA, Unified School District, Capital Appreciation, (Election of 2008), AGM, 0%, 2045	3,760,000	968,614
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,028,655
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,000,000	859,780
Leander, TX, Independent School District, Capital Appreciation, PSF, 0%, 2018	7,385,000	4,464,011
Long Beach, CA, Community College District, Capital Appreciation, (Election of 2008), “A”, AGM, 0%, 2028	5,025,000	1,768,197
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	826,180
Menlo Park, CA, City School District, Capital Appreciation, (Election of 2006), 0%, 2044	10,000,000	3,574,300
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	1,325,000	384,555
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,336,958
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	715,335
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,258,673
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,270,458
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,535,340
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)	1,705,000	1,714,991
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	85,000	85,149
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,349,580
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,349,580
San Mateo County, CA, Community College District, Capital Appreciation, (2005 Election), “A”, NATL, 0%, 2026	5,100,000	2,116,347
San Rafael, CA, Elementary School District, (Election of 1999), NATL, 5%, 2028	2,500,000	2,554,600
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	15,582,450
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	1,998,553
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,085,880
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	812,077
West Contra Costa, CA, Unified School District, Capital Appreciation, (Election of 2005), “C”, ASSD GTY, 0%, 2029	3,440,000	1,099,837
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	438,353
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,184,489

		$101,216,003

Healthcare Revenue - Hospitals – 24.9%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$650,000	$683,482
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	255,000	202,054
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,010,312
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	368,029
Baxter County, AR, Hospital Rev., 5.375%, 2014	2,000,000	2,004,780
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,754,463
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	8,525,000	7,493,560
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,370,622

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	$2,580,000	$2,693,984
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,405,000	1,296,899
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,090,000	3,281,407
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	2,640,000	2,660,222
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	184,369
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	87,462
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	360,000	282,359
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,908,498
Connecticut State Health & Educational Facilities Authority Rev. (Ascension Health), “A”, 5%, 2040 (u)	10,000,000	10,270,200
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,445,000	3,555,447
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	900,000	925,929
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	6,330,000	6,265,814
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	538,025
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,135,000	3,172,934
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 2029	3,500,000	3,537,170
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	1,895,000	1,903,414
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,088,450
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	560,000	559,961
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	1,775,000	1,774,858
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	1,530,000	1,529,862
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,820,000	2,466,005
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,436,987
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,505,000	1,514,572
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “A”, 6.375%, 2011 (c)	2,000,000	2,127,680
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	2,030,845
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,328,534
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,354,954
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 10.959%, 2027 (p)	4,950,000	5,668,146
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	2,220,000	2,185,879
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,743,149
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	750,000	756,855
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	3,004,827
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,086,637

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	$2,975,000	$3,360,025
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,753,315
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,232,591
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	7,125,354
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,581,270
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,605,688
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,500,000	2,332,850
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	1,800,000	1,838,592
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,019,230
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates), 6%, 2010 (c)	1,500,000	1,534,665
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,927,925
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,285,420
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,490,000	2,376,332
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	198,229
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	407,174
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,550,572
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	122,209
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,648,897
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	403,000
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	251,685
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,610,000	1,512,160
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	3,665,000	3,604,821
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016	2,195,000	2,202,090
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	3,980,000	4,143,857
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,180,000	3,052,705
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	2,355,000	2,412,486
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	195,000	199,818
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,705,361
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	55,000	55,838
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,502,677
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	836,505
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	649,933

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	$4,445,000	$4,568,127
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,083,330
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. Capital Appreciation, (Covenant Health), “A”, 0%, 2035	3,205,000	717,567
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. Capital Appreciation, (Covenant Health), “A”, 0%, 2036	2,010,000	425,256
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,945,000	1,852,613
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	1,865,000	1,897,171
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,700,000	1,694,186
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	3,990,000	3,775,498
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	2,240,000	2,355,315
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,545,000	5,482,231
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	272,223
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	281,499
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,152,530
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	1,000,000	1,036,930
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	514,210
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	955,366
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,479,114
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,510,000	1,733,571
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	1,975,000	1,872,616
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,449,692
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,950,000	1,901,289
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	624,237
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,890,000	2,637,819
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	2,515,000	2,534,139
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	1,948,792
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,130,000	1,000,344
Mecosta County, MI, General Hospital Rev., 6%, 2018	270,000	270,289
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	765,435
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,240,000	1,231,952
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	7,054,587
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,591,424
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	861,458

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	$585,000	$548,519
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,747,877
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	125,000	126,929
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,385,000	4,500,150
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	825,000	835,841
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	486,096
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	140,000	146,672
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,047,850
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	516,300
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	498,177
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	483,645
New Jersey Health Care Facilities, Financing Authority Rev., Capital Appreciation, (St. Barnabas Health) “B”, 0%, 2036	4,695,000	600,866
New Jersey Health Care Facilities, Financing Authority Rev., Capital Appreciation, (St. Barnabas Health) “B”, 0%, 2038	18,145,000	1,971,817
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	3,000,000	3,100,290
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	2,788,031
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,648,932
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,532,059
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	595,000	612,969
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,350,000	2,627,908
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,000,000	3,104,130
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,767,150
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	740,000	738,957
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	810,000	804,055
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	575,000	527,867
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	6,000,000	6,412,920
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	262,520
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,497,845
Orange County, FL, Health Facilities Authority Rev. (Adventist Health System), 5.625%, 2012 (c)	1,490,000	1,654,734
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	3,265,000	3,492,799
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,455,000	1,465,345

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	$2,665,000	$2,665,640
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	2,710,000	2,434,258
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	8,669,354
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,892,776
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,679,385
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	665,000	685,648
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,094,039
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,774,027
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,117,667
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,303,776
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,406,315
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	333,774
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	556,290
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	834,825
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	1,009,270
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	4,925,000	4,857,577
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	477,833
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,629,664
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,000,000	1,045,810
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	507,480
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	350,000	347,540
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,053,628
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,520,000	1,563,046
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	580,377
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	7,465,000	7,412,820
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	4,385,000	4,142,027
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)	1,500,000	1,521,375
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,014,700
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	2,971,259
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	858,528
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046	2,000,000	1,720,000

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	$3,000,000	$3,020,010
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	1,360,000	1,365,277
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	685,000	704,803
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	411,212
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,611,894
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,322,721
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	508,910
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	2,459,980
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	839,445
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,551,689
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	3,959,296
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,305,000	5,788,498
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	4,031,846
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	400,000	371,192
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	195,000	195,004
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,256,825
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	1,002,930
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, 5.625%, 2032	1,210,000	1,245,211
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	2,110,000	2,030,706
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,243,498
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,573,509
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	859,458
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	657,547
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,855,078
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	3,945,000	4,183,239
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,810,047
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	900,000	978,273
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,551,330
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	3,793,723
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,281,730
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,101,910
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,229,182

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	$255,000	$258,483

		$412,328,134

Healthcare Revenue - Long Term Care – 2.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$720,000	$728,172
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	1,635,000	1,339,245
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	1,024,677
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,050,599
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2010 (c)	305,000	318,893
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	195,000	200,101
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	890,000	911,120
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	853,464
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,159,219
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	314,258
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	122,212
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	2,100,000	2,077,761
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	345,000	359,959
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	2,030,000	2,118,244
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	422,198
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,232,968
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	760,000	641,622
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	420,000	463,138
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	994,029
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	1,896,750
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	2,770,000	2,782,437
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	376,780
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	395,000	396,778
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,100,000	3,097,551
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	4,499,235
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	744,592
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	1,110,000	1,124,796
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	448,073
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,470,147

		$37,169,018

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – 0.1%
Louisiana Local Government, Environmental Facilities & Community Development
Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$120,000	$120,476
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	65,000	64,069
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,001,000

		$1,185,545

Industrial Revenue - Airlines – 0.9%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,386,000
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,011,759
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	740,000	513,279
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	558,122
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	516,163
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	235,000	235,491
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	1,435,000	1,433,221
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,500,000	1,384,980
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	1,670,000	1,698,240
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	2,865,000	2,912,101
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	3,000,000	3,071,820

		$14,721,176

Industrial Revenue - Chemicals – 1.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (b)	$4,500,000	$4,678,065
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	2,345,000	2,344,789
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	2,295,000	2,218,645
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,648,128
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,427,874
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	3,197,582
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	1,002,160

		$16,517,243

Industrial Revenue - Environmental Services – 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$990,755
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,750,000	1,768,743
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,660,904
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,502,350
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	500,000	530,935
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,098,670
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,950,000	2,048,124
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	300,741

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	$1,250,000	$1,255,863

		$13,157,085

Industrial Revenue - Metals – 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

Industrial Revenue - Other – 1.9%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (d)	$133,863	$13,186
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	468,610
Gulf Coast, TX, Industrial Development Authority, Facilities Rev. (Microgy Holdings), 7%, 2036 (d)	123,154	12,131
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	499,955
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	365,000	351,207
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	4,360,000	4,402,336
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,674,997
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,303,237
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	400,000	409,220
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	479,696
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	561,836
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	950,000	964,051
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	671,494
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	3,955,000	3,785,212
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	6,125,000	6,175,715

		$31,772,883

Industrial Revenue - Paper – 0.6%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$1,760,000	$1,609,837
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,641,272
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	1,125,000	1,134,686
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,484,100
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	1,913,842
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	1,268,650
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	550,000	11,000

		$10,063,387

Miscellaneous Revenue - Entertainment & Tourism – 0.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,072,891
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	1,310,000	1,345,383
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	1,010,000	1,038,199
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	233,199	700

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – continued
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	$585,000	$650,128
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	440,000	485,258
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	1,750,000	1,945,055
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	2,783,738
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	546,559

		$10,867,911

Miscellaneous Revenue - Other – 1.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$300,000	$309,189
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	412,444
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	845,000	833,145
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,323,974
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,063,003
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,026,869
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	447,720
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	4,180,000	4,323,499
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	1,887,341
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,590,432
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	135,000	118,556

		$17,336,172

Multi-Family Housing Revenue – 0.3%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$545,000	$536,531
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	213,048
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,381,490
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,189,416
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,500,420
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	305,000	299,507

		$5,120,412

Sales & Excise Tax Revenue – 2.0%
Illinois Sales Tax Rev., “P”, 6.5%, 2022	$5,000,000	$5,905,300
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	2,795,000	3,268,920
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 2028	6,930,000	2,976,366
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,272,130
Metropolitan Pier & Expo, IL, McCormick Place Expansion, NATL, 5.25%, 2042	3,340,000	3,362,478
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	6,745,000	7,083,599
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,345,000	1,495,876
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,310,675
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	2,225,000	861,342
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	3,970,000	2,123,950

		$33,660,636

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – 1.7%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,738,485
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	96,000	103,305
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	1,635,000	1,673,308
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	20,000	21,194
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	1,690,000	1,762,231
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	320,000	330,966
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	70,000	74,057
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,475,000	1,542,732
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	2,310,000	2,371,654
Cook County, IL, Single Family Mortgage Rev., Capital Appreciation, “A”, 0%, 2015	155,000	45,847
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	70,000	70,694
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	110,000	116,475
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	410,000	434,616
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	50,000	52,571
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub -Series 3, GNMA, 5.3%, 2028	390,000	393,818
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	185,246
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	2,515,000	2,611,475
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	1,820,000	1,844,170
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,375,000	1,397,275
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	360,000	374,332
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	450,000	456,431
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	230,000	242,942
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,715,000	1,789,037
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	2,995,000	3,107,792
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	145,000	146,389
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	555,000	577,611
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	950,000	998,317
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	220,000	235,367
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	660,000	690,538
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,490,000	1,535,534
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	315,000	322,305
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	550,000	569,613

		$28,816,327

Single Family Housing - State – 1.2%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$3,505,000	$3,434,199
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, AGM, 0%, 2019	2,965,000	1,761,477

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, NATL, 0%, 2028	$1,725,000	$570,768
Colorado Housing & Finance Authority Rev., 6.05%, 2016	85,000	87,925
Colorado Housing & Finance Authority Rev., 7.45%, 2016	95,000	102,130
Colorado Housing & Finance Authority Rev., 6.8%, 2030	120,000	122,430
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	65,000	66,029
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	14,000	14,062
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	65,000	67,956
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	455,000	481,117
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	400,000	431,776
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	100,000	103,718
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	45,000	46,519
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	70,000	73,880
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	125,000	128,874
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,215,000	1,291,849
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5%, 2028	1,010,000	1,039,543
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	705,000	731,318
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	350,000	357,623
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,245,000	1,261,135
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	60,000	61,690
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	95,000	95,174
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	205,000	211,466
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	210,000	219,364
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	400,000	429,344
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	105,000	106,314
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	85,000	87,663
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	250,000	264,930
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	850,000	894,472
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	1,145,000	1,169,824
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	390,000	399,699
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,455,000	1,552,281
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	495,000	497,138
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	1,505,000	1,551,429
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	500,000	509,825

		$20,224,941

Solid Waste Revenue – 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,753,798
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	735,000	714,464
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	1,555,000	1,571,607
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	942,040
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	612,220

		$5,594,129

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$585,048
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	1,113,588
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,152,120

		$2,850,756

State & Local Agencies – 7.3%
Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,647,416
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,744,471
Allen County, IN (Jail Building Corp.), First Mortgage, 5.75%, 2011 (c)	2,750,000	2,886,703
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,950,000	2,991,890
Colorado State Board of Governors, University Enterprise System Rev., “A”, 5%, 2034	1,000,000	1,050,080
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.297%, 2018	1,900,000	2,098,987
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	5,940,000	6,562,096
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 1.043%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.111%, 2037	7,000,000	4,472,160
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.64%, 2018 (p)	900,000	1,088,514
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,384,911
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2029	10,000,000	9,517,900
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	913,820
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,135,000	6,447,471
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,260,000	5,602,137
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,628,300
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 4.55%, 2022	3,415,000	3,383,924
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	995,000	910,714
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	1,930,000	2,013,048
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,759,620
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	851,946
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	3,755,000	3,834,155
New York Dormitory Authority Rev. (City University), 5.75%, 2013	3,850,000	4,077,304
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	5,195,000	5,322,433
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)(f)	23,610,000	27,605,284
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,076,865
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,029,600
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,604,985
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,204,740

		$120,961,474

Student Loan Revenue – 0.3%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$641,043
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,490,000	3,734,858
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	239,888

		$4,615,789

Tax Assessment – 1.0%
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$1,285,000	$1,299,122
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	915,000	867,347

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Fishhawk Community Development District, FL, 7.04%, 2014	$70,000	$68,546
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,257,695
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	2,800,000	1,350,160
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	15,000	14,940
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	895,000	736,129
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,770,000	1,079,151
Homestead 50, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	760,000	463,729
Katy, TX, Development Authority Rev., “B”, 6%, 2018	475,000	434,905
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	105,000	52,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	45,000	36,314
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,250,000	838,513
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	492,939
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,210,000	1,137,206
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,151,060
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,091,800
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	120,000	117,073
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	685,000	505,756
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	547,754
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	103,354
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	103,478

		$16,749,471

Tobacco – 2.8%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027 (c)	$1,660,000	$1,793,381
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	2,510,000	2,125,543
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	5,000,000	3,753,700
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	3,000,000	2,146,290
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	5,990,000	4,710,536
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	8,900,000	5,713,177
District of Columbia, Tobacco Settlement, 6.25%, 2024	980,000	987,409
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,070,000	2,302,689
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	475,000	362,463
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	1,580,000	79,901
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,586,782
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,500,000	1,480,635
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,585,000	2,519,936
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,275,000	1,657,429
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,000,000	2,162,820
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,755,000	2,453,142
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev., Capital Appreciation, (Santa Clara), “A”, 0%, 2036	4,405,000	427,593

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev., Capital
Appreciation, (Santa Clara), “A”, 0%, 2041	$3,600,000	$216,288
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	2,000,000	2,113,240
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	3,460,000	2,222,808
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	185,000	189,068
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,486,390

		$46,491,220

Toll Roads – 1.6%
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 2010 (c)	$5,000,000	$3,278,100
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	7,905,000	8,569,811
Northwest Parkway Public Highway Authority Rev., CO, Capital Appreciation, “C”, ETM, AGM, 0% to 2011, 5.35% to 2016 (c)	1,000,000	1,113,530
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	10,965,000	8,481,537
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	4,385,000	4,417,756

		$25,860,734

Transportation - Special Tax – 1.9%
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	$2,000,000	$2,383,080
New Jersey Transportation Trust Fund Authority Rev., AGM, 5.5%, 2011 (u)	15,000,000	16,001,700
New York Metropolitan Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	5,104,100
New York Metropolitan Transportation Authority Rev., “A”, AGM, 5%, 2030	2,750,000	2,817,403
New York Metropolitan Transportation Authority Rev., ETM, 5.75%, 2013 (c)	3,120,000	3,295,625
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,159,166

		$30,761,074

Universities - Colleges – 12.1%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,591,325
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,696,906
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,230,324
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,752,893
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	1,700,000	1,699,830
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,088,610
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	2,415,000	2,237,546
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	360,728
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,686,490
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,620,000	1,282,781
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	4,917,303
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,862,737
California State University Rev., “A”, AMBAC, 5%, 2026	6,795,000	7,017,536
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	214,669
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	226,484
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	959,503

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	$3,000,000	$2,977,200
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	2,400,000	2,449,224
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	490,000	532,351
District of Columbia Rev., Capital Appreciation, (Georgetown University), BHAC, 0% to 2018, 5% to 2040	11,570,000	7,166,111
Florida Higher Educational Facilities, Financial Authority Rev. (Rollins College), 5%, 2037	1,000,000	1,002,610
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,185,000	2,481,199
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,248,688
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,045,972
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	510,552
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,235,000	3,971,287
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	1,650,000	1,877,090
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,515,875
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	2,790,000	2,513,902
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,521,964
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,261,677
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5.75%, 2030	650,000	643,825
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 6%, 2039	745,000	747,175
Los Angeles, CA, Community College, “B”, AGM, 5%, 2027	5,000,000	5,147,300
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	3,000,000	3,032,550
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	2,280,000	2,240,032
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	2,995,000	2,846,957
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	534,821
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	630,120
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,205,000	1,216,737
Massachusetts Development Finance Agency Rev. (Boston University), SYNCORA, 6%, 2059	6,225,000	7,191,369
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 2040	4,500,000	4,365,000
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	3,750,000	3,791,213
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	880,000	925,258
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	416,069
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,326,045
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	28,017,750
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,302,284
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	2,110,000	2,131,817
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,288,933
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	2,000,000	2,001,480
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	916,178

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	$3,465,000	$3,303,704
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	4,830,123
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	8,000,000	8,522,880
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,420,000	2,423,533
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,210,000	1,223,092
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, SYNCORA, 5.5%, 2035	9,140,000	9,372,065
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2014	440,000	477,066
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	930,000	860,380
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,323,310
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,171,932
University of California, “A”, NATL, 4.5%, 2037	8,545,000	8,073,572
University of Southern Indiana Rev., (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,071,275
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,787,461
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	656,281
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	443,100
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	529,438
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,266,062
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	630,000	637,176
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,265,000	1,278,472

		$200,865,202

Universities - Dormitories – 0.6%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$3,975,000	$3,945,983
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	840,141
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,681,348
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	996,770
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,035,000	1,050,929
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	512,183
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	902,339

		$9,929,693

Universities - Secondary Schools – 1.4%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,045,000	$5,005,044
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	500,000	547,975
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,366,516
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,425,000	1,432,467

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	$1,815,000	$1,824,529
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	5,001,756
District of Columbia Rev. (Gonzaga College High School), AGM, 5.25%, 2032	3,015,000	3,045,301
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,528,844
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	100,000	44,875
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2035	2,000,000	2,087,300
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	400,744
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	419,349

		$23,704,700

Utilities - Investor Owned – 3.9%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$1,002,740
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	1,145,450
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	230,000	236,686
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,840,000	2,052,410
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	7,795,000	7,796,793
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	3,986,326
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	4,000,000	3,959,760
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,958,600
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,685,938
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	715,279
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,241,463
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	732,878
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	709,422
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	985,000	1,096,817
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	1,970,000	2,208,863
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,024,200
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,012,950
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	5,020,850
Ohio Air Quality Development Authority Rev. (Ohio Valley Electric Corp.), “E”, 5.625%, 2019	1,390,000	1,467,201
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,725,962
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	5,108,349
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,135,000	4,180,733
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,792,978
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	1,500,000	1,431,150

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC) “A”, 5.5%, 2022 (b)	$500,000	$481,460
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	4,025,000	4,277,529
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	905,000	907,932

		$64,960,719

Utilities - Municipal Owned – 6.3%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,614,990
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,809,150
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	170,472
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,259,200
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,380,400
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,517,033
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	429,189
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,646,034
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	26,485,000	27,944,588
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	2,860,000	3,024,278
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	11,003,245
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,636,400
Northern California Transmission Agency, NATL, 7%, 2013	4,000,000	4,262,800
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	5,050,716
South Carolina Public Service Authority, “B”, AGM, 5.125%, 2037	8,500,000	8,653,765
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,457,078
Wyoming Municipal Power Agency, Power Supply, “A”, 5%, 2036	1,000,000	1,004,800

		$104,864,138

Utilities - Other – 2.2%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$681,424
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	1,955,072
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	1,000,000	1,010,520
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	837,775
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,704,608
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	1,735,000	1,861,117
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	1,685,000	1,850,518
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	5,159,304
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	7,790,000	6,915,806
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,602,122
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,512,915
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,653,079
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,358,073
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,177,943
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	4,390,000	4,273,182
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,350,000	1,302,548

		$36,856,006

Water & Sewer Utility Revenue – 5.4%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,074,340
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	25,615,925
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,765,193
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,347,315
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	15,155,000	15,973,673
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	3,835,000	4,608,443
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	910,000	972,481

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	$7,840,000	$6,814,450
Massachusetts Water Pollution Abatement, 5.25%, 2028	5,985,000	7,137,950
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	4,876,249
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,245,686
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,533
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	2,068,880
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, BHAC, 5%, 2032	3,405,000	3,507,933
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,175,000	1,200,733

		$88,780,784

Total Municipal Bonds		$1,640,141,724

Common Stocks – 0.0%
Containers – 0.0%
Smurfit-Stone Container Enterprises	$11,244	$278,289

Floating Rate Demand Notes – 0.3%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.15%, due 7/01/17	$4,800,000	$4,800,000

Money Market Funds (v) – 3.2%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	52,386,254	$52,386,254

Total Investments		$1,697,606,267

Other Assets, Less Liabilities – (2.6)%		(42,567,470)

Net Assets – 100.0%		$1,655,038,797

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,739,517 representing 0.2% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,500,420
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$278,289	$—	$—	$278,289
Municipal Bonds	—	1,640,141,724	—	1,640,141,724
Short Term Securities	—	4,800,000	—	4,800,000
Mutual Funds	52,386,254	—	—	52,386,254

Total Investments	$52,664,543	$1,644,941,724	$—	$1,697,606,267

Other Financial Instruments
Futures	$(1,506,007)	$—	$—	$(1,506,007)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,557,793,761

Gross unrealized appreciation	$105,674,609
Gross unrealized depreciation	(23,199,274)

Net unrealized appreciation (depreciation)	$82,475,335

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	209	$25,612,297	September - 2010	$(472,614)
U.S. Treasury Bond 30 yr (Short)	USD	293	37,357,500	September - 2010	(1,033,393)

					$(1,506,007)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,528,917	91,035,389	(51,178,052)	52,386,254

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,323	$52,386,254

MFS® New York Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 93.7%
Airport & Port Revenue – 1.8%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$1,019,874
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	2,065,420
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 6.25%, 2015	1,000,000	1,059,940

		$4,145,234

General Obligations - General Purpose – 3.0%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$495,000	$491,446
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	888,712
New York, NY, “A”, 5%, 2039	1,500,000	1,561,665
New York, NY, “B”, 5.375%, 2010 (c)	210,000	212,841
New York, NY, “C-1”, 5.25%, 2025	1,000,000	1,073,120
New York, NY, “D-1”, 5.125%, 2028	1,000,000	1,067,470
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,171,720
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,013
New York, NY, Unrefunded, “A”, 6%, 2019	10,000	10,132
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	385,115

		$6,867,234

General Obligations - Improvement – 0.5%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$148,075
Guam Government, “A”, 6.75%, 2029	635,000	686,130
Guam Government, “A”, 5.25%, 2037	290,000	256,325
Guam Government, “A”, 7%, 2039	105,000	113,912

		$1,204,442

General Obligations - Schools – 1.9%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,772,735
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	567,415
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	596,720
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	620,960
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	640,270

		$4,198,100

Healthcare Revenue - Hospitals – 8.3%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$1,027,660
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	115,000	115,551
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	460,000	430,468
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	413,650
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,295,582
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	144,059
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,430,000	1,407,964
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	1,002,045
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	55,723
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	768,465
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	750,000	729,833
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,641,884
New York Dormitory Authority Rev., Non-State Supported Debt (Highland Hospital), 5.2%, 2032	365,000	366,124
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,224,300

1

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	$750,000	$772,650
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	1,000,000	1,022,880
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	761,756
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,085,220
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	470,000	473,337
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	500,000	480,255
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,014,700
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	176,571
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	423,827
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	862,832
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	298,767

		$18,996,103

Healthcare Revenue - Long Term Care – 1.1%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$337,816
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	550,000	542,823
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	326,642
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	121,566
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	182,399
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	399,895
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2034 (c)	300,000	341,130
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,841
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	137,496

		$2,410,608

Human Services – 0.9%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$194,623
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	695,188
New York Dormitory Authority Rev., Non-State Supported Debt (Nysarc, Inc.), “A”, 6%, 2032	705,000	767,230
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	500,000	454,490

		$2,111,531

Industrial Revenue - Airlines – 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$100,629
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	350,000	355,754
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	250,000	255,985

		$712,368

2

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 2.3%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$3,180,000	$3,210,878
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	440,170
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol- Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,124,230
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	433,255

		$5,208,533

Industrial Revenue - Paper – 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$471,354
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	706,251

		$1,177,605

Miscellaneous Revenue - Entertainment & Tourism – 1.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,797,268
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	439,999	1,320
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	2,000,000	2,205,720

		$4,004,308

Miscellaneous Revenue - Other – 0.9%
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	$1,000,000	$1,040,620
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	1,045,000	978,193

		$2,018,813

Multi-Family Housing Revenue – 4.1%
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	$4,020,000	$4,025,387
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	805,000	769,918
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,019,720
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	2,006,620
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	502,280
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	1,001,470

		$9,325,395

Sales & Excise Tax Revenue – 2.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,000,000	$1,005,230
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,070,000	1,123,714
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	630,000	630,674
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	930,000	990,710
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	930,000	914,562
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	11,315,000	550,701
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	475,000	491,601

		$5,707,192

Single Family Housing - State – 2.4%
New York Mortgage Agency Rev., 5.1%, 2024	$315,000	$314,817
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,677,950
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	496,110
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,500,000	1,556,505
New York Mortgage Agency Rev., “158”, 6.6%, 2038	1,290,000	1,381,951

		$5,427,333

3

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Solid Waste Revenue – 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$873,248

State & Agency - Other – 0.7%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$915,640
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	735,528

		$1,651,168

State & Local Agencies – 12.6%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.111%, 2037	$1,405,000	$897,626
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,776,659
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,325,626
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,690,000	1,749,809
New York Dormitory Authority Rev., Mental Health Services, “B”, AGM, 5.25%, 2010 (c)	35,000	35,188
New York Dormitory Authority Rev., Mental Health Services, “D”, AGM, 5.25%, 2010 (c)	35,000	35,188
New York Dormitory Authority Rev., Mental Health Services, “D”, NATL, 5.25%, 2011 (c)	105,000	110,723
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	731,010
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	2,046,540
New York Dormitory Authority Rev., State Supported Debt, AGM, 5.25%, 2010 (c)	10,000	10,054
New York Dormitory Authority Rev., State Supported Debt, AGM, 5.25%, 2030	25,000	25,036
New York Dormitory Authority Rev., State Supported Debt, 5%, 2035	2,000,000	2,029,460
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2022	1,500,000	1,630,515
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2033	2,000,000	2,089,640
New York Dormitory Authority State Personal Income Tax Rev., 5%, 2038	1,000,000	1,053,220
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,060,070
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	3,041,363
New York Urban Development Corp. Rev., “B-1”, 5%, 2036 (f)	3,000,000	3,175,320
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,200,180
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,136,600
United Nations Development Corp., “A”, 5%, 2026	500,000	528,915

		$28,688,742

Tax - Other – 7.4%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,600,000	$1,762,272
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	270,000	283,082
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	93,286
Hudson Yards Infrastructure Corp. Rev., “A”, AGM, 5%, 2047	2,500,000	2,552,025
Hudson Yards Infrastructure Corp. Rev., “A”, 5%, 2047	3,000,000	2,911,620
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,124,120
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, GNMA, 5%, 2026	3,000,000	3,210,390
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,040,090
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	1,048,620
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	663,812
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,210,713

		$16,900,030

Tobacco – 2.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$270,986
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	330,000	258,529
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	405,000	289,749
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	765,000	491,076

4

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$1,230,000	$874,973
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	1,235,000	785,670
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	416,856
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	585,000	382,181
New York County Tobacco Trust II, 5.625%, 2035	800,000	735,336
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	388,740

		$4,894,096

Toll Roads – 3.2%
Triborough Bridge & Tunnel Authority Rev., NY, 5%, 2037	$2,000,000	$2,092,420
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,136,420
Triborough Bridge & Tunnel Authority Rev., NY, “C”, 5%, 2038	2,000,000	2,095,880
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	545,000	574,534
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, NATL, 5%, 2032	310,000	316,541

		$7,215,795

Transportation - Special Tax – 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,530,000	$1,548,023
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	2,034,740
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	2,410,000	2,432,003
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,319,780
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	480,000	506,731

		$8,841,277

Universities - Colleges – 17.5%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$997,420
Amherst, NY, Development Corporation, Student Housing Facility Rev., “A”, N, 5%, 2040	2,000,000	2,043,280
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,088,610
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5.75%, 2039	1,000,000	1,054,420
Hempstead, NY, Local Development Corp. Rev., (Adelphi University), “B”, 5.25%, 2039	500,000	522,785
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	2,026,457
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,632,154
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	1,003,790
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,122,969
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,029,450
New York Dormitory Authority Rev. (New York University), “A”, 5%, 2038	3,000,000	3,128,310
New York Dormitory Authority Rev. (St. John’s University), “A”, NATL, 5%, 2017	300,000	308,700
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	657,714
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,130,720
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.25%, 2029	1,000,000	1,012,130
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,022,240
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	2,955,000	3,106,326
New York Dormitory Authority Rev., Non-State Supported Debt (Pratt Institute), “C”, ASSD GTY, 5%, 2034	1,000,000	1,047,160

5

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Teachers College), 5.5%, 2039	$1,000,000	$1,051,190
New York Dormitory Authority Rev., Non-State Supported Debt (Vassar College), 5%, 2049	1,000,000	1,041,490
New York Dormitory Authority Rev., Non-State Supported Debt (Yeshiva University), 5%, 2034	1,500,000	1,571,730
New York, NY, City Trust Cultural Resource Rev. (Juilliard), “A”, 5%, 2034	1,850,000	1,966,939
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	2,043,320
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	496,540
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,235,391
Suffolk County, NY, Industrial Development Agency Rev. (New York Institute of Technology Project), 5%, 2026	850,000	864,399
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	2,000,000	2,033,920
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	621,644

		$39,861,198

Utilities - Investor Owned – 1.1%
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	$1,000,000	$1,029,070
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	1,500,000	1,505,130

		$2,534,200

Utilities - Municipal Owned – 5.5%
Guam Power Authority Rev., AMBAC, 5.25%, 2014	$1,000,000	$1,004,150
Guam Power Authority Rev., “A”, 5.5%, 2030	515,000	511,843
Long Island Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,146,180
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,258,200
Long Island Power Authority, Electric Systems Rev., “C”, 5%, 2035	2,000,000	2,044,480
Long Island Power Authority, Electric Systems Rev., “C”, AGM, 5%, 2035	1,520,000	1,570,266
New York Power Authority Rev., 5.25%, 2040	3,000,000	3,010,590
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	870,000	862,205
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	200,228

		$12,608,142

Utilities - Other – 0.5%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,191,580

Water & Sewer Utility Revenue – 6.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	$500,000	$503,090
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	1,330,000	1,360,324
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,272,359
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,030,075
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,278,279
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.125%, 2030	1,000,000	1,068,860
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	1,500,000	1,566,060
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	2,088,080
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	1,500,000	1,564,905
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	835,000	939,358
Suffolk County, NY, Water Authority Rev., NATL, 5.1%, 2012	660,000	712,562

6

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Suffolk County, NY, Water Authority Rev., ETM, NATL, 5.1%, 2012 (c)	$235,000	$255,351

		$14,639,303

Total Municipal Bonds		$213,413,578

Money Market Funds (v) – 3.3%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	7,668,033	$7,668,033

Total Investments		$221,081,611

Other Assets, Less Liabilities – 3.0%		6,720,840

Net Assets – 100.0%		$227,802,451

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$213,413,578	$—	$213,413,578
Mutual Funds	7,668,033	—	—	7,668,033

Total Investments	$7,668,033	$213,413,578	$—	$221,081,611

Other Financial Instruments
Futures	$(429,662)	$—	$—	$(429,662)

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$212,073,353

Gross unrealized appreciation	$10,993,506
Gross unrealized depreciation	(1,985,248)

Net unrealized appreciation (depreciation)	$9,008,258

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,450,938	September-2010	$(45,226)
U.S. Treasury Bond 30 yr (Short)	USD	109	$13,897,500	September-2010	(384,436)

					$(429,662)

At June 30, 2010 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,797,699	19,754,794	(13,884,460)	7,668,033

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,687	$7,668,033

9

MFS® North Carolina Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.2%
Airport & Port Revenue – 3.7%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,511,052
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,269,875
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,031,000
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,518,772
Charlotte, NC, Airport Rev., “A”, 5%, 2039	3,000,000	3,035,250
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	1,000,000	1,020,320
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,773,926

		$16,160,195

General Obligations - General Purpose – 1.7%
Charlotte, NC, “B”, 5%, 2019	$2,000,000	$2,351,440
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	1,025,084
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,696,526
Tuscaloosa, AL, “A”, 5.125%, 2039	2,195,000	2,268,971

		$7,342,021

General Obligations - Improvement – 3.2%
Guam Government, “A”, 6.75%, 2029	$240,000	$259,325
Guam Government, “A”, 7%, 2039	265,000	287,493
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,108,040
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	4,200,000	4,357,164
New Hanover County, NC, Public Improvement, “A”, 5%, 2025	1,000,000	1,122,740
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,178,220
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,584,966
State of North Carolina, “A”, 5%, 2017	2,000,000	2,347,460

		$14,245,408

General Obligations - Schools – 3.6%
Brunswick County, NC, FGIC, 5%, 2020	$2,800,000	$2,962,512
Folsom Cordova, CA, Unified School District, School Facilities Improvement District No. 4 (Election 2006), Capital Appreciation, “A”, NATL, 0%, 2026	3,920,000	1,441,423
Los Angeles, CA, Unified School District, “D”, 5%, 2034	145,000	145,207
New Hanover County, NC, Public Improvement, 5%, 2012 (c)	1,435,000	1,556,559
New Hanover County, NC, School Improvement, 5%, 2011 (c)	1,255,000	1,332,685
San Diego, CA, Community College District, AGM, 5%, 2030	2,830,000	2,918,239
San Jacinto, TX, Community College District, 5.125%, 2038	2,000,000	2,096,760
Wake County, NC, Public Improvement, 5%, 2018	3,000,000	3,531,360

		$15,984,745

Healthcare Revenue - Hospitals – 19.1%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,585,760
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,207,200
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	750,000	775,598
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	1,022,310
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	1,001,850
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Healthcare System), “A”, 5.25%, 2034	4,000,000	4,150,160
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev., Unrefunded (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,709,876
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	392,411
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,209,973
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,799,398
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	245,000	243,410
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,450,000	2,412,246

1

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$790,000	$810,745
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,129,048
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	90,000	91,183
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), NATL, 5%, 2019	6,225,000	6,300,509
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	1,500,000	1,540,155
North Carolina Medical Care Commission, (Morehead Memorial Hospital), AGM, 5%, 2026	2,000,000	2,047,120
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,155,000	1,113,501
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,685,399
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	2,000,000	2,069,420
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health Systems), “A”, 5%, 2042	3,500,000	3,611,510
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,962,700
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	2,045,000	2,072,464
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), “A”, ASSD GTY, 5.625%, 2038	500,000	520,265
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,666,896
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	1,982,420
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), AGM, 5.125%, 2032	900,000	906,723
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	3,032,779
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,314,948
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals), 5%, 2034	3,000,000	3,032,550
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2013	1,000,000	895,880
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	910,541
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), NATL, 5.1%, 2018	525,000	526,412
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	980,000	985,135
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,027,000
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,183,494
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	11,147,791
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,433,985
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	1,930,000	1,916,509
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	514,053
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	288,935
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	681,342

2

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	$2,195,000	$2,385,899
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,365,010

		$83,662,513

Healthcare Revenue - Long Term Care – 0.7%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,099,460
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	935,856
North Carolina Medical Care Commission, Retirement Facilities Rev. (Brookwood), 5.25%, 2032	750,000	541,170
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	36,471
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	232,685

		$2,845,642

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$866,510

Industrial Revenue - Paper – 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$1,020,780

Miscellaneous Revenue - Other – 0.8%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2024	$1,000,000	$1,134,250
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	1,000,000	1,130,880
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	1,920,000	517,997
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	1,890,000	604,460

		$3,387,587

Multi-Family Housing Revenue – 1.6%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,905,940
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,891,780
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,375,965
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	1,039,120
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	1,003,030

		$7,215,835

Sales & Excise Tax Revenue – 2.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,740,000	$1,827,348
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	5,190,000	5,195,553
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	4,540,000	960,119
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	4,135,000	936,950

		$8,919,970

Single Family Housing - State – 3.9%
North Carolina Housing Finance Agency Rev., “12-C”, 5.35%, 2033	$500,000	$503,150
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	395,000	388,328

3

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	$2,320,000	$2,325,104
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	2,020,000	1,890,720
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,945,000	1,910,787
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	1,280,000	1,324,301
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,985,000	1,905,739
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,975,000	1,977,153
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,630,000	1,630,114
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	365,000	365,347
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,095,000	1,097,792
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	205,000	207,681
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	630,000	630,132
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,170,000	1,170,468

		$17,326,816

State & Agency - Other – 3.8%
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	$5,500,000	$5,670,060
Charlotte, NC, COP (Transit Projects), 5%, 2033	3,000,000	3,143,430
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	2,058,018
Charlotte, NC, COP, “E”, 5%, 2026	760,000	827,116
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,117,740
Harnett County, NC, COP, AGM, 5.5%, 2010 (c)	1,225,000	1,262,951
Harnett County, NC, COP, AGM, 5.25%, 2015	1,020,000	1,107,853
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	361,217

		$16,548,385

State & Local Agencies – 8.7%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$645,000	$654,159
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	5,130,000	5,408,610
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.111%, 2037	2,260,000	1,443,869
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	1,540,000	1,628,719
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2035	2,420,000	2,362,622
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	1,355,000	1,300,976
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	424,464
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,422,347
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,660,000	2,887,989
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	372,558
Mooresville, NC, COP, 5%, 2032	3,120,000	3,191,323
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	874,936
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,106,250
Wake County, NC, 5%, 2033	6,000,000	6,377,160
Wake County, NC (Hammond Road Detention Center), 5%, 2023	550,000	613,959
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,190,380
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,754,065

		$38,014,386

Tax - Other – 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$440,349
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	150,294
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	1,062,060
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,845,131
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,102,696
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	305,424
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	339,000

4

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	$305,000	$307,446

		$5,552,400

Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$436,117
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	520,000	407,378
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	680,000	486,492
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	1,295,000	831,299

		$2,161,286

Transportation - Special Tax – 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 6%, 2018	$10,850,000	$12,384,624
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	1,715,000	1,918,142

		$14,302,766

Universities - Colleges – 18.6%
Appalachian State University, NC, Rev., AGM, 5.6%, 2010 (c)	$2,285,000	$2,310,866
Appalachian State University, NC, Rev., “C”, NATL, 5%, 2030	1,000,000	1,022,700
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,444,493
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,135,560
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,083,760
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,761,408
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	3,360,000	3,532,066
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.125%, 2018	510,000	542,824
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.125%, 2021	300,000	319,308
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,055,774
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	930,593
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,138,260
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,055,880
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,212,380
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,641,100
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	3,500,000	3,646,160
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	1,951,421
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	3,056,520
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,885,951
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,344,587
North Carolina Capital Facilities, Finance Prerefunded (Duke University), “A”, 5.125%, 2011 (c)(f)	4,050,000	4,291,421
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	950,000	962,815
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,190,159
University of California Rev., “J”, AGM, 4.5%, 2035	2,400,000	2,312,880

5

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of North Carolina System, Pool Rev., “B-1”, 5.25%, 2024	$1,615,000	$1,792,892
University of North Carolina System, Pool Rev., “B-1”, 5.25%, 2025	1,705,000	1,878,262
University of North Carolina System, Pool Rev., “B-1”, 4.75%, 2035	1,230,000	1,236,593
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,098,660
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,454,197
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	3,157,080
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	210,988
University of North Carolina, Greensboro Rev., “A”, AGM, 5%, 2020	2,835,000	2,961,384
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	1,957,643
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,205,901
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,076,620
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,064,440
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,481,219
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,865,113
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	2,972,740
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 4.75%, 2038	3,400,000	3,408,738

		$81,651,356

Utilities - Investor Owned – 0.6%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,646,550

Utilities - Municipal Owned – 12.1%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$2,605,000	$2,748,666
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,525,000	1,689,914
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	587,132
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	16,577,619
North Carolina Eastern Municipal Power Agency, Power Systems Rev., “A”, 5%, 2019	2,745,000	2,961,361
North Carolina Municipal Power Agency, Catawba Electric Rev., NATL, 6%, 2011	5,000,000	5,127,850
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,636,400
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2020 (u)	6,000,000	6,369,960
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,632,400
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	3,840,000	3,805,594

		$53,136,896

Utilities - Other – 1.1%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$1,830,854
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,064,084
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,255,673
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	793,287

		$4,943,898

Water & Sewer Utility Revenue – 8.5%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,037,930
California, United Water Conservation District, COP, 5%, 2039	2,995,000	2,996,977
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	3,160,650
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,801,053
Charlotte, NC, Water & Sewer System Rev., 5.5%, 2017	1,650,000	1,718,492
Charlotte, NC, Water & Sewer System Rev., “B”, ASSD GTY, 4.5%, 2039	3,000,000	3,007,170
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	805,000	967,352
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,741,380
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,849,295

6

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Greenville, NC, Combined Enterprise Systems Rev., AGM, 5%, 2016	$1,005,000	$1,042,878
Greenville, NC, Combined Enterprise Systems Rev., AGM, 5.25%, 2019	1,170,000	1,208,435
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,504,376
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	728,630
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,115,560
Kannapolis, NC, Water & Sewer Rev., “B”, AGM, 5.25%, 2021	1,000,000	1,024,970
King County, WA, Sewer Rev., 5%, 2038	3,520,000	3,653,443
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,071,830
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,665,472
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,143,840

		$37,439,733

Total Municipal Bonds		$435,375,678

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	8,433,451	$8,433,451

Total Investments		$443,809,129

Other Assets, Less Liabilities – (1.1)%		(4,764,981)

Net Assets – 100.0%		$439,044,148

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS North Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$435,375,678	$—	$435,375,678
Mutual Funds	8,433,451	—	—	8,433,451

Total Investments	$8,433,451	$435,375,678	$—	$443,809,129

Other Financial Instruments
Futures	$(548,954)	$—	$—	$(548,954)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$417,747,955

Gross unrealized appreciation	$19,700,584
Gross unrealized depreciation	(1,655,480)

Net unrealized appreciation (depreciation)	$18,045,104

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

MFS North Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	130	$16,575,000	September-2010	$(458,502)
U.S. Treasury Note 10 yr (Short)	USD	40	4,901,875	September-2010	(90,452)

					$(548,954)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,412,346	28,695,810	(26,674,705)	8,433,451

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,678	$8,433,451

9

MFS® Pennsylvania Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.2%
Airport & Port Revenue – 1.1%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,049,110
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017	500,000	503,400

		$1,552,510

General Obligations - General Purpose – 5.1%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$291,142
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	296,006
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	248,205
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	446,985
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,207,281
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	553,115
Luzerne County, PA, AGM, 6.75%, 2023	500,000	539,375
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	510,245
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	86,715
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2019	415,000	417,818
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	509,711
Reading, PA, AGM, 5%, 2029	750,000	755,505
State of Pennsylvania, 6.25%, 2010	300,000	300,000

		$7,162,103

General Obligations - Improvement – 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$81,039
Guam Government, “A”, 7%, 2039	90,000	97,639

		$178,678

General Obligations - Schools – 14.1%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,027,270
Bucks County, PA, Centennial School District, “B”, AGM, 5.25%, 2037	1,000,000	1,052,160
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	380,961
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	222,384
Daniel Boone, PA, School District, 5%, 2032	500,000	524,075
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,369,057
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	793,095
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,039,230
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	740,000	748,406
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	599,676
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	658,587
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	857,015
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	55,465
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,033,301
Perkiomen Valley, PA, School District, AGM, 5%, 2011 (c)	280,000	288,501
Perkiomen Valley, PA, School District, AGM, 5%, 2019	220,000	222,814
Philadelphia, PA, School District, AGM, 5.75%, 2011 (c)	500,000	515,375
Reading, PA, School District, AGM, 5%, 2035 (f)	2,240,000	2,320,237
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,416,501
South Park, PA, School District, FGIC, 5%, 2019	750,000	762,323
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	507,720
Upper Moreland, PA, School District, ASSD GTY, 5%, 2029	1,650,000	1,743,258
West Mifflin, PA, Area School District, AGM, 5.125%, 2031	500,000	530,460
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,067,810

		$19,735,681

Healthcare Revenue - Hospitals – 20.2%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$745,068

1

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$1,000,000	$1,034,510
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	550,910
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2030 (c)	150,000	157,727
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	396,185
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	52,576
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	759,008
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	566,690
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	519,285
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	1,000,000	980,930
Dauphin County, PA, General Authority Health Systems Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	797,738
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	305,000	301,907
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	402,540
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2012 (c)	675,000	684,059
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	500,000	506,050
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	708,130
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,034,260
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	503,635
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	400,803
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	567,285
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	200,478
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	820,964
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	355,523
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	220,000	246,050
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	606,282
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	680,334
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), AGM, 5.25%, 2019	500,000	513,535
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	762,083
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	74,513
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	770,000	758,134
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	861,458
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	244,238
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	237,338
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	408,860
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	30,000	30,394
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	496,330

2

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2011 (c)	$650,000	$675,766
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2011 (c)	100,000	104,095
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010 (c)	30,000	30,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	923,900
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (The Children’s Hospital Foundation), “A”, 4.5%, 2037	850,000	824,152
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	417,713
South Central, PA, General Authority Rev., 5.625%, 2011 (c)	490,000	516,622
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	835,688
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), ETM, 5.625%, 2026 (c)	110,000	114,195
South Fork, PA, Municipal Authority Rev. (Conemaugh Valley Memorial Hospital), “B-”, ASSD GTY, 5.375%, 2035	750,000	763,628
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	665,000	660,352
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	507,650
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2040	500,000	495,725
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	169,528
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	351,026
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	999,370
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	530,000	548,137
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	442,829

		$28,346,186

Healthcare Revenue - Long Term Care – 2.2%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$236,358
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	244,047
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	229,793
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	511,320
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	503,920
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	128,031
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	46,557
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	501,400
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	257,105
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	193,623
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	65,000	65,848

3

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	$105,000	$106,400
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	10,420
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	74,036

		$3,108,858

Human Services – 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$147,612

Industrial Revenue - Environmental Services – 0.4%
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$530,000	$531,659

Industrial Revenue - Other – 1.3%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (b)	$300,000	$314,961
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	153,228
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	1,037,390
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	272,044

		$1,777,623

Miscellaneous Revenue - Other – 0.4%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	$530,000	$531,791

Sales & Excise Tax Revenue – 1.4%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017	$500,000	$501,385
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	570,000	607,210
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	570,000	560,538
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,300,000	294,567

		$1,963,700

Single Family Housing - Local – 0.8%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$375,000	$374,978
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	845,000	813,118

		$1,188,096

Single Family Housing - State – 7.6%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,085,000	$1,092,660
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	620,000	620,614
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	1,000,000	994,020
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	155,000	155,079
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	200,000	207,436
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	955,000	971,655
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “103-C”, 5.4%, 2033	1,000,000	1,033,770
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	494,705
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,155,000	1,117,901

4

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	$465,000	$488,538
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	501,260
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95- A”, 4.875%, 2031	1,000,000	969,690
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “96-A”, 4.7%, 2037	745,000	688,969
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	987,900
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	395,000	393,898

		$10,718,095

Solid Waste Revenue – 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,651
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	532,365

		$833,016

State & Agency - Other – 1.5%
State Public School Building Authority, PA School (Delaware County Community College), AGM, 5%, 2032	$2,000,000	$2,081,820

State & Local Agencies – 3.9%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$715,000	$789,882
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.111%, 2037	730,000	466,382
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.64%, 2018 (p)	50,000	60,473
Northumberland County, PA (County Careers & Arts Center), 6.65%, 2020	195,000	194,994
Philadelphia, PA, Industrial Development Authority, AGM, 5.125%, 2011 (c)	1,000,000	1,066,980
Philadelphia, PA, Industrial Development Authority, AGM, 5.25%, 2011 (c)	750,000	801,390
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	541,595
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	527,875
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,024,350

		$5,473,921

Student Loan Revenue – 1.1%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,518,240

Tax - Other – 0.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$140,000	$146,783
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,643
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	500,000	501,385
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	136,373
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	138,490

		$969,674

Tax Assessment – 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$245,000	$211,268

Tobacco – 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$135,493
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	170,000	133,181
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	220,000	157,395
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A -1”, 5.75%, 2047	660,000	469,498

5

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	$665,000	$423,053
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	90,000	86,280

		$1,404,900

Toll Roads – 1.7%
Pennsylvania Turnpike Commission, 5.5%, 2015	$250,000	$262,373
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	1,000,000	1,031,560
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0%, 2033	1,500,000	1,160,265

		$2,454,198

Transportation - Special Tax – 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$940,000	$951,073
Pennsylvania Turnpike Commission, NATL, 5%, 2024	1,775,000	1,837,729
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	503,895

		$3,292,697

Universities - Colleges – 16.7%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$265,288
Allegheny County, PA (Chatham College), 5.95%, 2032	335,000	335,908
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,264,175
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,043,920
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	254,043
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	500,000	499,950
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	262,540
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	543,817
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,018,070
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	303,771
Delaware County, PA, Authority College Rev. (Haverford College), 5%, 2040	500,000	528,270
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	791,303
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	373,527
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	506,865
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	509,235
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,093,974
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	504,775
Lycoming County, PA (College of Technology), AMBAC, 5.25%, 2032	750,000	702,765
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,106,578
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	575,735
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	259,105
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	551,920
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	498,005

6

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	$500,000	$509,030
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	644,685
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	500,000	505,410
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5%, 2037	500,000	466,440
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	516,485
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), 5%, 2040	1,000,000	1,025,350
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	302,196
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	293,880
Pennsylvania Public School Building Authority (Delaware County College), NATL, 5.75%, 2010 (c)	500,000	506,325
Pennsylvania State University, “A”, 5%, 2029	1,000,000	1,045,650
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,016,450
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,056,470
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	1,035,630
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	668,100

		$23,385,640

Universities - Dormitories – 0.7%
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	$1,000,000	$1,008,200

Universities - Secondary Schools – 0.9%
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project), 5.35%, 2031	$600,000	$604,002
Philadelphia, PA, Authority for Industrial Development Rev. (Mast Charter School), 6%, 2035	665,000	671,969

		$1,275,971

Utilities - Cogeneration – 0.0%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$50,000	$48,812

Utilities - Investor Owned – 2.4%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,028,030
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	415,000	462,111
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	110,000	123,338
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	669,216
Pennsylvania Economic Development Financing Authority, Water Facility Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,031,270

		$3,313,965

Utilities - Municipal Owned – 0.6%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$313,069
Philadelphia, PA, Gas Works Rev., AGM, 5.5%, 2011 (c)	500,000	527,515

		$840,584

Utilities - Other – 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$588,682

7

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$280,000	$307,504
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	423,616
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	233,317
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	251,290

		$1,804,409

Water & Sewer Utility Revenue – 8.8%
Allegheny County, PA, Sewer Rev., NATL, 5.75%, 2010 (c)	$750,000	$771,653
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,005,870
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	516,790
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,044,430
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	775,000	779,790
Erie, PA, Water Authority Rev., AGM, 5%, 2043	1,000,000	1,028,980
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	765,413
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	984,970
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	449,583
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,042,380
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	760,725
Unity Township, PA, Municipal Authority Sewer Rev., AGM, 5%, 2034	1,660,000	1,702,066
University Area Joint Authority, Sewer Rev., NATL, 5%, 2023	1,500,000	1,508,460

		$12,361,110

Total Municipal Bonds		$139,221,017

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	2,685,742	$2,685,742

Total Investments		$141,906,759

Other Assets, Less Liabilities – (1.1)%		(1,545,284)

Net Assets – 100.0%		$140,361,475

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Pennsylvania Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$139,221,017	$—	$139,221,017
Mutual Funds	2,685,742	—	—	2,685,742

Total Investments	$2,685,742	$139,221,017	$—	$141,906,759

Other Financial Instruments
Futures	$—	$(237,486)	$—	$(237,486)

For further information regarding security characteristics, see the Portfolio of Investments.

9

MFS Pennsylvania Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$136,909,477

Gross unrealized appreciation	$5,072,744
Gross unrealized depreciation	(1,021,969)

Net unrealized appreciation (depreciation)	$4,050,775

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	13	$1,593,109	September-2010	$(29,397)
U.S. Treasury Bond 30 yr (Short)	USD	59	7,522,500	September-2010	(208,089)

					$(237,486)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,841,475	6,873,609	(7,029,342)	2,685,742

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,741	$2,685,742

10

MFS® South Carolina Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.9%
Airport & Port Revenue – 1.7%
Horry County, SC, “A”, AGM, 5.7%, 2027	$635,000	$635,888
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,503,254
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, AGM, 5%, 2026	1,000,000	1,012,990

		$3,152,132

General Obligations - General Purpose – 3.7%
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	$1,000,000	$1,126,020
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	342,522
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	588,968
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022	1,000,000	1,037,100
Horry County, SC, 4.5%, 2028	850,000	886,856
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	630,000	631,561
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,228,861
State of California, 6%, 2039	1,050,000	1,114,512

		$6,956,400

General Obligations - Improvement – 2.3%
Guam Government, “A”, 6.75%, 2029	$470,000	$507,844
Guam Government, “A”, 5.25%, 2037	280,000	247,486
Guam Government, “A”, 7%, 2039	50,000	54,244
South Carolina Air Carrier Hub, Terminal-A, 4%, 2019	3,065,000	3,383,178

		$4,192,752

General Obligations - Schools – 6.1%
Chesterfield County, SC, School District, AGM, 5%, 2023	$3,000,000	$3,227,100
Horry County, SC, School District, “A”, 5%, 2020	1,270,000	1,491,933
Orangeburg County, SC, Consolidated School District, AGM, 5.25%, 2020	1,065,000	1,101,221
Orangeburg County, SC, Consolidated School District, AGM, 5.375%, 2022	2,050,000	2,156,047
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,804,268
York County, SC, School District, 5%, 2030	1,570,000	1,631,434

		$11,412,003

Healthcare Revenue - Hospitals – 18.9%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$400,000	$395,944
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	929,107
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	1,050,000	1,068,575
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,977,320
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,011,340
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	1,008,970
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	1,042,794
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	553,999
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	160,062
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	509,462
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	890,370
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	289,503
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	289,503
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,474,155
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,144,430
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	459,736
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	410,504
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	445,000	452,636

1

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	$585,000	$634,140
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,091,714
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	288,922
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	992,841
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,568,715
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,012,810
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,508,460
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	1,002,140
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	1,330,000	1,336,690
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	761,220
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), AGM, 5%, 2035	650,000	649,051
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	1,000,000	859,240
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	500,000	496,485
Spartanburg County, SC, Health Service Rev., “A”, ASSD GTY, 4.5%, 2027	650,000	634,985
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2012 (c)	1,425,000	1,540,482
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2032	825,000	827,838
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	770,000	764,618
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	112,364
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	273,610
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5.6%, 2029	715,000	715,057
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,027,187
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	584,352
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	400,000	403,212

		$35,154,543

Healthcare Revenue - Long Term Care – 0.8%
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	$400,000	$338,616
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	500,000	351,835
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	330,580
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	375,148

		$1,396,179

Human Services – 0.5%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$925,000	$927,026

2

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Municipal Bonds – continued
Industrial Revenue - Chemicals – 0.5%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$949,490

Industrial Revenue - Other – 0.9%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,245,020
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	387,914

		$1,632,934

Industrial Revenue - Paper – 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”,
6.1%, 2023	$1,000,000	$1,009,840

Miscellaneous Revenue - Other – 1.2%
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	$795,000	$214,483
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	775,000	247,861
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	570,000	570,017
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	590,615
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	619,769

		$2,242,745

Multi-Family Housing Revenue – 1.2%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$995,490
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,180,440

		$2,175,930

Sales & Excise Tax Revenue – 1.6%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$735,000	$738,844
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	745,000	793,634
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	750,000	737,550
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	1,840,000	389,123
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,690,000	382,937

		$3,042,088

Single Family Housing - State – 3.6%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.5%, 2034	$335,000	$349,579
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	910,000	895,140
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	1,006,890
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 6%, 2020	325,000	336,346
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 5.35%, 2024	1,635,000	1,655,192
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	996,164
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	1,500,000	1,378,935

		$6,618,246

Solid Waste Revenue – 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,024,310

State & Local Agencies – 1.2%
Bessemer, AL, Public Educational Building Authority Rev., “A”, ASSD GTY, 5%, 2029	$605,000	$629,605

3

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Municipal Bonds – continued
State & Local Agencies – continued
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$620,000	$655,718
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	310,190
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	691,912

		$2,287,425

Tax - Other – 2.5%
Commonwealth of Puerto Rico, 5.5%, 2010 (c)	$4,000,000	$4,089,400
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	188,721
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	62,191
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	174,557
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	184,653

		$4,699,522

Tax Assessment – 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$445,000	$359,102

Tobacco – 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$190,537
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	225,000	176,270
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	275,000	196,743
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	830,000	590,429
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 0%to 2012, 5.30% to 2037	840,000	534,383
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	465,000	303,785
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,000,000	1,056,620

		$3,048,767

Transportation - Special Tax – 4.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,250,000	$1,264,725
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	500,000	516,530
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,078,500
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,670,580
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	2,500,000	2,526,675

		$8,057,010

Universities - Colleges – 11.3%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	$800,000	$829,992
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	1,260,000	1,285,843
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,478,854
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	1,009,600
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,086,587
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020	1,245,000	1,272,241
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030	2,000,000	2,044,360
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	2,049,340
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,033,120
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,079,600
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	2,000,000	2,121,800
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,046,440
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,854,567
University of South Carolina, University Rev., “A”, AGM, 5.25%, 2038	1,625,000	1,728,561

		$20,920,905

4

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Municipal Bonds – continued
Utilities - Investor Owned – 1.7%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$800,000	$890,816
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	150,000	168,188
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	2,000,000	2,005,240

		$3,064,244

Utilities - Municipal Owned – 10.1%
Easley, SC, Utility Rev., AGM, 5%, 2012 (c)	$1,000,000	$1,101,010
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,458,920
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	182,149
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,055,000	1,113,183
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,286,008
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	532,475
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,075,278
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	2,122,500
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,733,725
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,055,940
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2037	510,000	533,837
South Carolina Public Service Authority, “B”, AGM, 5.125%, 2037 (f)	1,500,000	1,527,135

		$18,722,160

Utilities - Other – 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$739,903
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	138,984
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	269,530
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	140,000	138,998
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	554,832
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	325,199

		$2,167,446

Water & Sewer Utility Revenue – 16.7%
Anderson County, SC, Joint Municipal Water, AGM, 5%, 2032	$1,000,000	$1,015,950
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	2,036,220
Anderson County, SC, Water & Sewer Systems Rev., ASSD GTY, 5%, 2034	1,000,000	1,054,000
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., AGM, 4.5%, 2031	1,000,000	1,024,680
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,105,530
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2029	1,020,000	1,072,183
Columbia, SC, Waterworks & Sewer Systems Rev., 5%, 2040	1,760,000	1,864,262
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,088,860
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,045,840
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,095,660
Greenville, SC, Stormwater Systems, AGM, 5%, 2022	595,000	610,054
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,053,020
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,084,620
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2041	3,500,000	3,639,825
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., NATL, 5.125%, 2032	920,000	941,399
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	2,000,000	2,032,280
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, AGM, 5.375%, 2023	500,000	528,610
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,277,375
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,072,600
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	566,870
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,200,000	1,206,204

5

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, NATL, 5%, 2027	$1,490,000	$1,523,555

		$30,939,597

Total Municipal Bonds		$176,152,796

Money Market Funds (v) – 4.5%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	8,395,875	$8,395,875

Total Investments		$184,548,671

Other Assets, Less Liabilities – 0.6%		1,084,469

Net Assets – 100.0%		$185,633,140

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$176,152,796	$—	$176,152,796
Mutual Funds	8,395,875	—	—	8,395,875

Total Investments	$8,395,875	$176,152,796	$—	$184,548,671

Other Financial Instruments
Futures	$(239,478)	$—	$—	$(239,478)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$178,104,414

Gross unrealized appreciation	$7,521,576
Gross unrealized depreciation	(1,077,319)

Net unrealized appreciation (depreciation)	$6,444,257

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	$2,083,297	September-2010	$(38,442)
U.S. Treasury Bond 30 yr (Short)	USD	57	7,267,500	September-2010	(201,036)

					$(239,478)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,744,864	17,551,915	(16,900,904)	8,395,875

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,954	$8,395,875

8

MFS® Tennessee Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT®

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.1%
Airport & Port Revenue – 1.9%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., AGM, 5.125%, 2021	$1,500,000	$1,508,565
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	1,000,000	1,020,490

		$2,529,055

General Obligations - General Purpose – 8.8%
Blount County, TN, Public Building Authority, “B”, ASSD GTY, 4.75%, 2037	$1,500,000	$1,528,650
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	268,061
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	478,537
Commonwealth of Puerto Rico, Unrefunded Public Improvement, AGM, 5%, 2024	770,000	774,997
Johnson City, TN, 5%, 2031	1,000,000	1,048,270
Manchester, TN, AGM, 5%, 2038	1,775,000	1,865,490
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,159,140
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	480,000	481,190
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,067,150
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	543,691
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	596,363
State of California, 6%, 2039	845,000	896,917

		$11,708,456

General Obligations - Improvement – 0.6%
Guam Government, “A”, 5.25%, 2037	$215,000	$190,034
Sevier County, TN, Public Building Authority, ASSD GTY, 4.75%, 2025	550,000	582,785

		$772,819

General Obligations - Schools – 1.8%
Rutherford County, TN, School & Public Improvement, 5%, 2022	$1,510,000	$1,578,327
Williamson County, TN, School District, 5%, 2026	740,000	863,595

		$2,441,922

Healthcare Revenue - Hospitals – 19.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$1,105,480
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	292,009
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	680,000	683,019
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	503,635
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	129,083
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	429,859
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	1,500,000	1,511,355
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	390,276
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	600,000	575,982
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	395,000	405,942
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	272,772
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	315,396
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	1,008,300
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	4,000,000	846,280
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,535,870

1

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	$1,000,000	$952,500
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2013 (c)	545,000	601,091
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2022	455,000	459,973
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	667,359
Montgomery County, OH, Rev. (Catholic Health Initiatives), “A”, 5%, 2039	570,000	578,083
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	523,393
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Group), “C”, 5%, 2040	1,500,000	1,523,445
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	702,025
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	511,410
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,272,625
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,570,080
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	421,215
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	460,000	462,314
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	615,000	610,701
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	185,934
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	567,880
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046	1,000,000	860,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	225,000	231,505
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	853,271
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	488,482

		$26,048,544

Healthcare Revenue - Long Term Care – 0.5%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$424,780
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	244,662

		$669,442

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$322,422

Miscellaneous Revenue - Other – 1.6%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$1,000,000	$1,007,420
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	760,000	760,122
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	585,000	157,827
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	570,000	182,297

		$2,107,666

2

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 1.8%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$330,000	$334,056
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,045,500
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	509,505
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	489,671

		$2,378,732

Sales & Excise Tax Revenue – 2.7%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,169,560
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	527,746
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,220,000	1,221,305
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	377,436
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,265,000	286,636

		$3,582,683

Single Family Housing - State – 8.6%
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	$535,000	$535,444
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	575,000	575,633
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	690,759
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,710,000	1,713,232
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	680,000	680,374
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	1,000,000	1,017,580
Tennessee Housing Development Agency Rev., Homeownership Program, AGM, 5.4%, 2032	585,000	585,936
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	530,000	529,846
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	1,975,000	2,038,160
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	555,000	558,530
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,500,000	1,515,150
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	980,000	1,007,509

		$11,448,153

State & Agency - Other – 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,032,230

State & Local Agencies – 13.4%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$210,000	$212,982
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018	1,000,000	1,010,650
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	525,000	555,245
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2035	745,000	727,336
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	2,000,000	2,205,680
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,844,837
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	2,500,000	2,587,800
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 2022	1,000,000	1,184,110
Tennessee School Bond Authority (Higher Education Facilities), “A”, AGM, 5.25%, 2012 (c)(f)	3,000,000	3,263,490

3

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Tennessee School Bond Authority, “B”, 5.125%, 2033	$2,000,000	$2,139,980
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,115,780

		$17,847,890

Tax - Other – 0.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$157,268
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	51,826

		$209,094

Tobacco – 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$156,664
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	185,000	144,933
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	364,749
Tobacco Settlement Financing Corp., 5%, 2031	750,000	628,455

		$1,294,801

Transportation - Special Tax – 1.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2036	$650,000	$695,182
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	600,000	671,070

		$1,366,252

Universities - Colleges – 5.2%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$514,355
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	248,100
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	835,000	860,000
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	415,000	427,346
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	1,000,000	1,002,710
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,673,375
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2031	1,145,000	1,226,169

		$6,952,055

Utilities - Municipal Owned – 13.0%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,167,580
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	995,700
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,308,725
Elizabethton, TN, Electric System Rev., NATL, 4.5%, 2027	1,000,000	1,015,230
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	298,161
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	885,000	933,808
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,057,580
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	595,000	659,343
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	220,175
Memphis, TN, Electric System Rev., 5%, 2018	1,750,000	2,037,875
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,556,865
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., Capital Appreciation, NATL, 0%, 2012	3,305,000	3,212,096
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	870,000	862,205

		$17,325,343

Utilities - Other – 1.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$224,608

4

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	$115,000	$114,177
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	84,040
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,168,068

		$1,590,893

Water & Sewer Utility Revenue – 12.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$413,832
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,044,430
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	810,000	815,006
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	295,000	354,496
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	1,500,000	1,546,230
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	3,080,700
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,051,620
Hendersonville, TN, Utility District Waterworks & Sewer Rev., AGM, 5%, 2031	1,000,000	1,050,060
Knoxville, TN, Waste Water System Rev., AGM, 4.5%, 2032	1,000,000	1,020,920
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,703,316
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	806,513
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,259,861
White House Utility District, TN, Unrefunded, AGM, 5%, 2021	420,000	423,532

		$16,570,516

Total Municipal Bonds		$128,198,968

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	1,946,787	$1,946,787

Total Investments		$130,145,755

Other Assets, Less Liabilities – 2.4%		3,186,203

Net Assets – 100.0%		$133,331,958

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$128,198,968	$—	$128,198,968
Mutual Funds	1,946,787	—	—	1,946,787

Total Investments	$1,946,787	$128,198,968	$—	$130,145,755

Other Financial Instruments
Futures	$(208,005)	$—	$—	$(208,005)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$125,637,286

Gross unrealized appreciation	$5,686,598
Gross unrealized depreciation	(1,178,129)

Net unrealized appreciation (depreciation)	$4,508,469

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30yr (Short)	USD	50	$6,375,000	September-2010	$(176,347)
U.S. Treasury Note 10yr (Short)	USD	14	1,715,656	September-2010	(31,658)

					$(208,005)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,250,146	6,035,218	(6,338,577)	1,946,787

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,553	$1,946,787

7

MFS® Virginia Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Airport & Port Revenue – 4.6%
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	$1,500,000	$1,543,590
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	1,000,000	1,018,260
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	712,494
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,449,078
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	2,928,330
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,797,962
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	3,038,280
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	2,914,980
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	720,598

		$16,123,572

General Obligations - General Purpose – 2.9%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$645,000	$640,369
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,125,351
Newport News, VA, Economic Development, “A”, 5%, 2031	1,595,000	1,670,125
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	951,460
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	1,045,056
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,557,222
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,100,331

		$10,089,914

General Obligations - Improvement – 1.1%
Arlington County, VA, 4.5%, 2028	$255,000	$259,256
Chesterfield County, VA, 5%, 2011 (c)	2,015,000	2,064,750
Guam Government, “A”, 6.75%, 2029	925,000	999,481
Guam Government, “A”, 5.25%, 2037	540,000	477,295
Guam Government, “A”, 7%, 2039	110,000	119,337

		$3,920,119

General Obligations - Schools – 1.2%
Henrico County, VA, “A”, 5%, 2018 (c)	$1,305,000	$1,553,028
Los Angeles, CA, Unified School District, “D”, 5%, 2034	125,000	125,179
San Diego, CA, Community College District, AGM, 5%, 2030	2,570,000	2,650,133

		$4,328,340

Healthcare Revenue - Hospitals – 17.3%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$3,004,140
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,746,146
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	2,000,000	2,037,780
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	963,970
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,042,910
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,613,040
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	527,040
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,996,960
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	742,493
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	94,830
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,926,184
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,691,490
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	695,000	711,068
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,029,539

1

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	$2,075,000	$2,150,136
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,111,350
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,616,492
Medical College of Virginia, Hospital Authority Rev., NATL, 5.125%, 2018	3,000,000	3,005,310
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	198,702
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,995,000	1,964,257
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	651,675
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,315,000	1,405,498
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,605,597
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,920,000	1,933,651
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	999,920
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,509,700
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,153,600
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	1,700,000	1,688,117
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	515,000	529,889
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	3,000,000	3,056,460
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,802,520
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,593,942
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	235,429
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	568,679
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,048,480
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,043,504
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	1,168,704

		$60,169,202

Healthcare Revenue - Long Term Care – 1.5%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$682,673
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	221,954
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	552,574
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	613,980
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	812,170
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,104,480
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	638,093

2

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	$175,000	$177,284
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	268,532

		$5,071,740

Industrial Revenue - Environmental Services – 1.0%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	$1,500,000	$1,592,805
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,825,425

		$3,418,230

Industrial Revenue - Other – 1.1%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,007,140
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,020,630
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	755,678

		$3,783,448

Industrial Revenue - Paper – 0.3%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$958,150
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	1,750,000	35,000

		$993,150

Miscellaneous Revenue - Other – 0.1%
Norfolk, VA, Airport Authority Rev. (Air Cargo), 6.25%, 2030	$500,000	$477,800

Multi-Family Housing Revenue – 4.9%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$3,000,000	$3,016,110
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,373,916
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	937,910
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	2,005,140
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,525,980
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	3,081,781
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	2,995,110
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,142,043

		$17,077,990

Parking – 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,642,421

Sales & Excise Tax Revenue – 3.6%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$2,250,000	$2,631,510
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	2,135,000	2,146,165
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,470,000	1,543,793
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	4,650,000	4,654,975
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	3,795,000	802,567
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	3,285,000	744,347

		$12,523,357

Single Family Housing - State – 4.0%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$2,031,400
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,018,439
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,938,939

3

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	$1,270,000	$1,254,543
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,254,647
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,555,228
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,737,398
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,024,110

		$13,814,704

State & Agency - Other – 1.4%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,459,595
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,580,340

		$5,039,935

State & Local Agencies – 15.3%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$1,000,140
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 6.25%, 2011	1,410,000	1,414,865
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 5.25%, 2017	2,000,000	2,003,640
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 1.111%, 2037	1,915,000	1,223,455
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,504,775
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,042,270
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,037,140
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2035	2,875,000	2,934,628
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036	2,000,000	2,048,780
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	1,008,220
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,335,000	2,535,133
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,214,240
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,104,550
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	516,845
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,039,100
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2011 (c)	1,120,000	1,163,792
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,080,180
Powhatan County, VA, 5%, 2032	2,500,000	2,667,800
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	1,020,370
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,581,840
Richmond, VA, Public Facilities (Megahertz Project), “A”, COP, AMBAC, 5%, 2022	1,600,000	1,624,432
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,516,232
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,134,760
Virginia College Building Authority, Educational Facilities Rev., 4.5%, 2032	1,550,000	1,574,568
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,630,560
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing Project), “A”, 5%, 2025	6,095,000	6,720,164
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,803,950
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,107,250

4

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	$1,050,000	$1,144,196
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,091,720

		$53,489,595

Tax - Other – 1.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$382,684
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	124,381
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	1,062,060
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,532,307
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	910,684
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	250,348
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	276,042
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	252,005

		$4,790,511

Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$565,000	$404,218
Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,176,650
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	365,000	349,915
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,284,860

		$3,215,643

Toll Roads – 0.6%
Metropolitan Washington, DC, Airports Authority Rev. (Dulles Toll Road), “A”, 5%, 2039	$2,000,000	$2,051,940

Transportation - Special Tax – 0.9%
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	$1,485,000	$1,604,171
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,441,945

		$3,046,116

Universities - Colleges – 4.6%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,774,531
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,135,560
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,193,772
Lexington, VA, Industrial Development Authority Educational Facilities Rev., 5%, 2036	2,000,000	2,104,100
University of Virginia (University Rev.), 5%, 2040	1,990,000	2,129,181
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,826,168
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,884,680
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	2,041,417

		$16,089,409

Universities - Secondary Schools – 0.5%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$1,930,115

Utilities - Investor Owned – 1.1%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,041,190
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	709,422

		$3,750,612

Utilities - Municipal Owned – 6.1%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$290,998
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,027,514

5

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Guam Power Authority Rev., “A”, 5.5%, 2030	$785,000	$780,188
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	395,000	416,784
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,435,000	1,590,181
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	530,677
Puerto Rico Electric Power Authority, Power Rev., “WW”, 5.5%, 2038	2,000,000	2,045,340
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	2,540,000	2,517,242
Richmond, VA, Public Utilities Rev., AGM, 5%, 2012 (c)(f)	5,000,000	5,349,350
Richmond, VA, Public Utilities Rev., AGM, 5%, 2035	1,000,000	1,043,530
Richmond, VA, Public Utilities Rev., 5%, 2035	2,415,000	2,562,870
Richmond, VA, Public Utilities Rev., 5%, 2040	2,000,000	2,115,100

		$21,269,774

Utilities - Other – 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$953,136
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	554,034
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	287,924
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	211,403
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,109,665

		$3,116,162

Water & Sewer Utility Revenue – 20.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$413,832
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,133,290
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	2,049,660
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,305,016
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,137,320
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	3,986,925
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,355,984
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037	3,600,000	3,623,220
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,104,840
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2022	1,450,000	1,473,911
Spotsylvania County, VA, Water & Sewer Rev., AGM, 4.5%, 2032	1,500,000	1,520,385
Spotsylvania County, VA, Water & Sewer Rev., AGM, 4.75%, 2035	1,500,000	1,533,585
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,425,307
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,092,300
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	1,000,000	1,015,950
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	55,000	62,338
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	60,000	68,005
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	375,000	425,033
Virginia Resources Authority Rev., 5%, 2021 (u)	2,725,000	2,976,109
Virginia Resources Authority Rev., 5%, 2023 (u)	2,980,000	3,225,701
Virginia Resources Authority Rev., 5%, 2033 (u)	4,645,000	4,837,675
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,353,530
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)	2,750,000	2,787,098
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)	1,135,000	1,148,699
Virginia Resources Authority, Clean Water Rev., 5%, 2017	1,500,000	1,766,310
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,211,980
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,095,950
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,926,440
Virginia Resources Authority, Infrastructure Rev., 5%, 2017	330,000	333,079
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2019	230,000	238,478
Virginia Resources Authority, Infrastructure Rev., AGM, 5.5%, 2019	90,000	91,096
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2020	240,000	248,786

6

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	$3,000,000	$3,249,750
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	660,000	694,426
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	710,000	747,034
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	750,000	789,120
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	700,000	736,512
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,784,210
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	2,073,415

		$71,042,299

Total Municipal Bonds		$342,266,098

Common Stocks – 0.1%
Containers – 0.1%
Smurfit-Stone Container Enterprises	$8,031	$198,767

Money Market Funds (v) – 2.8%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	9,743,477	$9,743,477

Total Investments		$352,208,342

Other Assets, Less Liabilities – (1.1)%		(3,703,983)

Net Assets – 100.0%		$348,504,359

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$198,767	$—	$—	$198,767
Municipal Bonds	—	342,266,098	—	342,266,098
Mutual Funds	9,743,477	—	—	9,743,477

Total Investments	$9,942,244	$342,266,098	$—	$352,208,342

Other Financial Instruments
Futures	$(490,802)	$—	$—	$(490,802)

For further information regarding security characteristics, see the Portfolio of Investments .

8

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$335,860,100

Gross unrealized appreciation	$14,706,889
Gross unrealized depreciation	(3,786,775)

Net unrealized appreciation (depreciation)	$10,920,114

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	33	$4,044,047	September-2010	$(74,623)
U.S. Treasury Bond 30 yr (Short)	USD	118	15,045,000	September-2010	(416,179)

					$(490,802)

At June 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,651,142	27,710,499	(21,618,164)	9,743,477

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,219	$9,743,477

9

MFS® West Virginia Municipal Bond Fund

6/30/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.3%
General Obligations - General Purpose – 8.6%
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	$1,500,000	$1,536,987
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	759,790
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,012,380
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	747,575
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	823,549
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	736,322
State of West Virginia, NATL, 5%, 2015	2,500,000	2,868,700
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,581,416

		$12,066,719

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$37,818
Guam Government, “A”, 5.25%, 2037	250,000	220,970
Guam Government, “A”, 7%, 2039	45,000	48,820

		$307,608

General Obligations - Schools – 4.4%
Monongalia County, WV, Board of Education, NATL, 5%, 2027	$2,350,000	$2,453,001
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,682,575
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,018,690

		$6,154,266

Healthcare Revenue - Hospitals – 13.4%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$725,000	$728,219
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	335,000	342,745
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	934,066
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	453,272
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	445,780
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	220,000	229,057
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	421,357
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	298,506
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	716,793
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	84,448
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	841,824
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	470,000	431,474
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), AGM, 5.2%, 2021	1,000,000	1,022,840
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	595,000	552,148
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,043,480
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,600,220
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	1,040,000	1,043,598
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,016,160
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	481,210
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,582,375
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,042,400

1

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	$1,000,000	$1,002,140
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	355,000	357,851

		$18,671,963

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$352,650

Miscellaneous Revenue - Other – 1.9%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	$550,000	$551,859
West Virginia, Higher Education Policy Commission Rev. (Community & Technology- Capital Improvement), “A”, 5%, 2039 (f)	2,000,000	2,043,560

		$2,595,419

Sales & Excise Tax Revenue – 2.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$1,020,308
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	666,877
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	585,000	623,189
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	585,000	575,289

		$2,885,663

Single Family Housing Revenue - Local – 0.0%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$10,000	$10,001

Single Family Housing - State – 4.0%
West Virginia Housing Development Fund Rev., 5.25%, 2018	$885,000	$885,336
West Virginia Housing Development Fund Rev., 5.3%, 2023	375,000	375,098
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	850,000	834,989
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,410,000	3,435,098

		$5,530,521

Solid Waste Revenue – 0.2%
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	$305,000	$326,152

State & Local Agencies – 18.4%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$576,397
Huntington, WV, Municipal Development Authority Rev., NATL, 5.1%, 2018	1,740,000	1,751,571
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,621,325
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,630,216
West Virginia Economic Development Authority (Correctional Juvenile & Public), NATL, 5%, 2026	2,100,000	2,165,310
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, NATL, 5%, 2029	1,530,000	1,547,763
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,022,830
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	1,260,000	1,276,594
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,135,380
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	1,000,000	1,033,310
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	667,594
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,383,496
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	1,000,000	933,580

		$25,745,366

2

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 3.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$167,752
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	57,008
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	394,996
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	110,153
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	116,228
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	110,882
West Virginia School Building Authority Excess Lottery Rev., 5%, 2026	1,000,000	1,050,340
West Virginia School Building Authority Excess Lottery Rev., 5%, 2028	750,000	780,023
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,161,320

		$4,948,702

Tax Assessment – 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$396,720
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	280,263

		$676,983

Tobacco – 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$156,664
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	195,000	152,767
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	360,000	235,188

		$544,619

Transportation - Special Tax – 0.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$950,000	$961,191

Universities - Colleges – 15.0%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,539,330
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,233,825
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,271,668
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,180,000	1,404,707
Puerto Rico Industrial Tourist Education (University Plaza), NATL, 5%, 2021	1,270,000	1,274,763
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,703,308
University of California Rev., “J”, AGM, 4.5%, 2035	1,255,000	1,209,444
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,704,142
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,540,860
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	2,039,420
West Virginia University, University Systems Rev. (West Virginia University), NATL, 5.5%, 2020	1,700,000	1,936,232
West Virginia University, University Systems Rev. (West Virginia University), “A”, NATL, 5.25%, 2028	2,000,000	2,156,320
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2034	1,000,000	1,010,440

		$21,024,459

Utilities - Investor Owned – 4.8%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$759,585
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	470,000	523,354
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	340,000	381,225
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	295,104
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	5,000,000	4,818,850

		$6,778,118

3

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (unaudited) 6/30/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 1.7%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$323,008
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	945,000	997,117
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,075,278

		$2,395,403

Utilities - Other – 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$664,292
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	484,133
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	244,574
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	124,105
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	285,781

		$1,802,885

Water & Sewer Utility Revenue – 13.9%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$820,880
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	413,832
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,094,082
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	310,000	372,521
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	206,470
King County, WA, Sewer Rev., 5%, 2038	1,360,000	1,411,558
West Virginia Water Development Authority Loan Program, “A”, AGM, 5%, 2044	2,000,000	2,021,260
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,242,720
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,019,010
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,045,610
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,927,720
West Virginia Water Development Authority, Infrastructure Rev., AGM, 5.5%, 2010 (c)	895,000	906,017
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,984,827
West Virginia Water Development Authority, Infrastructure Rev., “A”, AGM, 4.75%, 2045	2,000,000	2,000,940

		$19,467,447

Total Municipal Bonds		$133,246,135

Money Market Funds (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	308,193	$308,193

Total Investments		$133,554,328

Other Assets, Less Liabilities – 4.5%		6,261,420

Net Assets – 100.0%		$139,815,748

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$133,246,135	$—	$133,246,135
Mutual Funds	308,193	—	—	308,193

Total Investments	$308,193	$133,246,135	$—	$133,554,328

Other Financial Instruments
Futures	$(31,658)	$—	$—	$(31,658)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$130,753,469

Gross unrealized appreciation	$3,961,638
Gross unrealized depreciation	(1,160,779)

Net unrealized appreciation (depreciation)	$2,800,859

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 6/30/10 - continued

(3) Derivative Contracts at 6/30/10

Futures Contracts Outstanding at 6/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,715,656	September-2010	$(31,658)

At June 30, 2010 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	795,623	8,242,796	(8,730,226)	308,193

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,347	$308,193

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 17, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 17, 2010

*	Print name and title of each signing officer under his or her signature.